Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Total Market Index Portfolio

September 30, 2019

VTMI-QTLY-1119
1.9887333.101

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	34,724	$1,313,956
Atn International, Inc.	44	2,568
Bandwidth, Inc. (a)	22	1,432
CenturyLink, Inc. (b)	4,510	56,285
Cincinnati Bell, Inc. (a)	220	1,115
Cogent Communications Group, Inc.	192	10,579
Consolidated Communications Holdings, Inc. (b)	284	1,352
Frontier Communications Corp. (a)(b)	471	408
GCI Liberty, Inc. (a)	497	30,849
Globalstar, Inc. (a)(b)	3,059	1,266
Intelsat SA (a)	330	7,524
Iridium Communications, Inc. (a)	468	9,959
ORBCOMM, Inc. (a)	369	1,756
Pareteum Corp. (a)(b)	313	404
PDVWireless, Inc. (a)	48	1,738
Verizon Communications, Inc.	19,705	1,189,394
Vonage Holdings Corp. (a)	1,055	11,922
WideOpenWest, Inc. (a)	125	770
Zayo Group Holdings, Inc. (a)	946	32,069
		2,675,346
Entertainment - 1.4%
Activision Blizzard, Inc.	3,646	192,946
AMC Entertainment Holdings, Inc. Class A (b)	209	2,236
Cinemark Holdings, Inc. (b)	532	20,556
Electronic Arts, Inc. (a)	1,445	141,350
Gaia, Inc. Class A (a)	88	575
Glu Mobile, Inc. (a)	461	2,300
Lions Gate Entertainment Corp.:
Class A	410	3,793
Class B	321	2,806
Live Nation Entertainment, Inc. (a)	648	42,988
Marcus Corp.	94	3,479
Netflix, Inc. (a)	2,083	557,452
Rosetta Stone, Inc. (a)	105	1,827
Take-Two Interactive Software, Inc. (a)	539	67,558
The Madison Square Garden Co. (a)	90	23,717
The Walt Disney Co.	7,104	925,793
Viacom, Inc.:
Class A	107	2,810
Class B (non-vtg.)	1,635	39,289
World Wrestling Entertainment, Inc. Class A (b)	208	14,799
Zynga, Inc. (a)	4,089	23,798
		2,070,072
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (a)	1,428	1,743,788
Class C (a)	1,466	1,787,054
ANGI Homeservices, Inc. Class A (a)(b)	222	1,573
Care.com, Inc. (a)	93	972
CarGurus, Inc. Class A (a)(b)	139	4,302
Cars.com, Inc. (a)	267	2,398
Eventbrite, Inc.	47	832
Facebook, Inc. Class A (a)	11,463	2,041,331
IAC/InterActiveCorp (a)	373	81,303
Liberty TripAdvisor Holdings, Inc. (a)	313	2,945
Match Group, Inc. (b)	250	17,860
MeetMe, Inc. (a)	275	901
QuinStreet, Inc. (a)	191	2,405
Snap, Inc. Class A (a)(b)	3,305	52,219
TripAdvisor, Inc. (a)	527	20,384
TrueCar, Inc. (a)	447	1,520
Twitter, Inc. (a)	3,462	142,634
Yelp, Inc. (a)	366	12,719
Zillow Group, Inc.:
Class A (a)	299	8,834
Class C (a)(b)	484	14,433
		5,940,407
Media - 1.6%
Altice U.S.A., Inc. Class A (a)	570	16,348
AMC Networks, Inc. Class A (a)(b)	204	10,029
Cable One, Inc.	24	30,113
CBS Corp. Class B	1,617	65,278
Charter Communications, Inc. Class A (a)(b)	839	345,769
Comcast Corp. Class A	21,660	976,433
comScore, Inc. (a)	171	327
Discovery Communications, Inc.:
Class A (a)(b)	903	24,047
Class C (non-vtg.) (a)	1,554	38,259
DISH Network Corp. Class A (a)	1,146	39,044
E.W. Scripps Co. Class A	232	3,081
Emerald Expositions Events, Inc.	117	1,138
Entercom Communications Corp. Class A	493	1,647
Entravision Communication Corp. Class A	238	757
Fluent, Inc. (a)	238	651
Fox Corp.:
Class A	1,595	50,298
Class B	841	26,525
Gannett Co., Inc. (b)	542	5,821
Gray Television, Inc. (a)(b)	326	5,320
Interpublic Group of Companies, Inc.	1,836	39,584
John Wiley & Sons, Inc. Class A	233	10,238
Liberty Broadband Corp.:
Class A (a)	156	16,305
Class C (a)	693	72,536
Liberty Global PLC:
Class A (a)	1,084	26,829
Class C (a)	2,699	64,209
Liberty Latin America Ltd.:
Class A (a)	178	3,038
Class C (a)	639	10,924
Liberty Media Corp.:
Liberty Braves Class C (a)	158	4,385
Liberty Formula One Group Series C (a)	952	39,594
Liberty Media Class A (a)	130	5,147
Liberty SiriusXM Series A (a)	523	21,741
Liberty SiriusXM Series C (a)	634	26,603
Loral Space & Communications Ltd. (a)	65	2,691
Meredith Corp. (b)	193	7,075
MSG Network, Inc. Class A (a)(b)	276	4,477
National CineMedia, Inc.	252	2,066
New Media Investment Group, Inc. (b)	227	2,000
News Corp.:
Class A	1,452	20,212
Class B	997	14,252
Nexstar Broadcasting Group, Inc. Class A	237	24,247
Omnicom Group, Inc. (b)	1,063	83,233
Scholastic Corp.	128	4,833
Sinclair Broadcast Group, Inc. Class A	342	14,617
Sirius XM Holdings, Inc. (b)	6,109	38,212
TechTarget, Inc. (a)	81	1,825
Tegna, Inc.	1,025	15,918
The New York Times Co. Class A	681	19,395
Tribune Publishing Co.	60	515
		2,237,586
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	184	2,042
Gogo, Inc. (a)(b)	293	1,767
NII Holdings, Inc. (a)(b)	363	711
Shenandoah Telecommunications Co.	228	7,244
Spok Holdings, Inc.	71	848
T-Mobile U.S., Inc. (a)	1,499	118,076
Telephone & Data Systems, Inc.	419	10,810
U.S. Cellular Corp. (a)	65	2,443
Vobile Group Ltd. (a)	2,000	658
		144,599

TOTAL COMMUNICATION SERVICES		13,068,010

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.3%
Adient PLC	393	9,023
American Axle & Manufacturing Holdings, Inc. (a)	577	4,743
Aptiv PLC	1,262	110,324
Autoliv, Inc. (b)	439	34,628
BorgWarner, Inc.	998	36,607
Cooper Tire & Rubber Co.	211	5,511
Cooper-Standard Holding, Inc. (a)	75	3,066
Dana, Inc.	701	10,122
Delphi Technologies PLC	398	5,333
Dorman Products, Inc. (a)	133	10,579
Fox Factory Holding Corp. (a)	180	11,203
Garrett Motion, Inc. (a)	336	3,347
Gentex Corp.	1,255	34,556
Gentherm, Inc. (a)	147	6,040
LCI Industries	129	11,849
Lear Corp.	307	36,195
Modine Manufacturing Co. (a)	194	2,206
Motorcar Parts of America, Inc. (a)(b)	103	1,741
Standard Motor Products, Inc.	88	4,272
Stoneridge, Inc. (a)	120	3,716
Superior Industries International, Inc.	55	159
Tenneco, Inc.	217	2,717
The Goodyear Tire & Rubber Co.	1,192	17,171
Veoneer, Inc. (a)(b)	395	5,921
Visteon Corp. (a)(b)	132	10,895
		381,924
Automobiles - 0.4%
Ford Motor Co.	18,474	169,222
General Motors Co.	6,276	235,224
Harley-Davidson, Inc.	835	30,035
REV Group, Inc. (b)	142	1,623
Tesla, Inc. (a)(b)	642	154,639
Thor Industries, Inc. (b)	238	13,480
Winnebago Industries, Inc. (b)	126	4,832
		609,055
Distributors - 0.1%
Core-Mark Holding Co., Inc.	201	6,455
Genuine Parts Co.	693	69,016
LKQ Corp. (a)	1,506	47,364
Pool Corp.	191	38,525
		161,360
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	279	10,627
American Public Education, Inc. (a)	66	1,474
Bright Horizons Family Solutions, Inc. (a)	277	42,243
Career Education Corp. (a)	307	4,878
Carriage Services, Inc.	58	1,186
Chegg, Inc. (a)(b)	490	14,676
Frontdoor, Inc. (a)	322	15,640
Graham Holdings Co.	20	13,269
Grand Canyon Education, Inc. (a)	226	22,193
H&R Block, Inc.	1,035	24,447
Houghton Mifflin Harcourt Co. (a)	466	2,484
K12, Inc. (a)	156	4,118
Laureate Education, Inc. Class A (a)	291	4,823
Regis Corp. (a)	157	3,175
Service Corp. International	860	41,117
ServiceMaster Global Holdings, Inc. (a)	653	36,503
Sotheby's Class A (Ltd. vtg.) (a)	159	9,060
Strategic Education, Inc.	114	15,490
Weight Watchers International, Inc. (a)	182	6,883
Zovio, Inc. (a)	63	124
		274,410
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	1,164	50,727
BFC Financial Corp. Class A	249	1,163
BJ's Restaurants, Inc.	99	3,845
Bloomin' Brands, Inc.	442	8,367
Boyd Gaming Corp.	412	9,867
Brinker International, Inc. (b)	185	7,894
Caesars Entertainment Corp. (a)	2,752	32,088
Carnival Corp.	1,898	82,962
Carrols Restaurant Group, Inc. (a)	157	1,302
Chipotle Mexican Grill, Inc. (a)	115	96,654
Choice Hotels International, Inc. (b)	192	17,080
Churchill Downs, Inc.	176	21,728
Chuy's Holdings, Inc. (a)	77	1,907
Cracker Barrel Old Country Store, Inc. (b)	112	18,217
Darden Restaurants, Inc.	589	69,632
Dave & Buster's Entertainment, Inc. (b)	177	6,894
Del Taco Restaurants, Inc. (a)	134	1,370
Denny's Corp. (a)	273	6,215
Dine Brands Global, Inc.	80	6,069
Domino's Pizza, Inc.	197	48,184
Drive Shack, Inc. (a)	181	780
Dunkin' Brands Group, Inc.	422	33,490
El Pollo Loco Holdings, Inc. (a)	75	822
Eldorado Resorts, Inc. (a)(b)	330	13,157
Everi Holdings, Inc. (a)	325	2,750
Extended Stay America, Inc. unit	989	14,479
Fiesta Restaurant Group, Inc. (a)	72	750
Golden Entertainment, Inc. (a)	91	1,209
Habit Restaurants, Inc. Class A (a)	121	1,058
Hilton Grand Vacations, Inc. (a)	476	15,232
Hilton Worldwide Holdings, Inc.	1,409	131,192
Hyatt Hotels Corp. Class A	213	15,692
International Speedway Corp. Class A	105	4,726
Jack in the Box, Inc. (b)	123	11,208
Las Vegas Sands Corp.	1,746	100,849
Lindblad Expeditions Holdings (a)	126	2,112
Marriott International, Inc. Class A	1,339	166,531
Marriott Vacations Worldwide Corp. (b)	195	20,204
McDonald's Corp.	3,676	789,274
MGM Mirage, Inc.	2,388	66,195
Monarch Casino & Resort, Inc. (a)	55	2,293
Noodles & Co. (a)(b)	147	832
Norwegian Cruise Line Holdings Ltd. (a)	1,060	54,876
Papa John's International, Inc. (b)	103	5,392
Penn National Gaming, Inc. (a)	519	9,666
Planet Fitness, Inc. (a)	426	24,653
Playa Hotels & Resorts NV (a)	209	1,636
PlayAGS, Inc. (a)	83	853
Potbelly Corp. (a)	153	667
Red Robin Gourmet Burgers, Inc. (a)	57	1,896
Red Rock Resorts, Inc.	303	6,152
Royal Caribbean Cruises Ltd.	815	88,289
Ruth's Hospitality Group, Inc.	109	2,225
Scientific Games Corp. Class A (a)(b)	256	5,210
SeaWorld Entertainment, Inc. (a)	325	8,554
Shake Shack, Inc. Class A (a)	125	12,255
Six Flags Entertainment Corp.	340	17,269
Starbucks Corp.	5,921	523,535
Texas Roadhouse, Inc. Class A	327	17,174
The Cheesecake Factory, Inc. (b)	184	7,669
Vail Resorts, Inc.	195	44,374
Wendy's Co.	887	17,722
Wingstop, Inc.	141	12,306
Wyndham Destinations, Inc.	494	22,734
Wyndham Hotels & Resorts, Inc.	516	26,698
Wynn Resorts Ltd.	466	50,664
YETI Holdings, Inc.	65	1,820
Yum! Brands, Inc.	1,492	169,238
		3,020,527
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	145	2,161
Cavco Industries, Inc. (a)	38	7,299
Century Communities, Inc. (a)	120	3,676
D.R. Horton, Inc.	1,625	85,654
Ethan Allen Interiors, Inc.	97	1,853
Garmin Ltd.	565	47,850
GoPro, Inc. Class A (a)(b)	478	2,478
Helen of Troy Ltd. (a)	129	20,338
Hooker Furniture Corp.	58	1,244
Hovnanian Enterprises, Inc. Class A (a)	3	58
Installed Building Products, Inc. (a)	114	6,537
iRobot Corp. (a)(b)	135	8,325
KB Home	409	13,906
La-Z-Boy, Inc.	211	7,087
Leggett & Platt, Inc.	636	26,038
Lennar Corp.:
Class A	1,283	71,656
Class B	211	9,362
LGI Homes, Inc. (a)	89	7,415
Libbey, Inc. (a)	58	194
Lovesac (a)	35	653
M.D.C. Holdings, Inc.	215	9,267
M/I Homes, Inc. (a)	118	4,443
Meritage Homes Corp. (a)	179	12,593
Mohawk Industries, Inc. (a)	300	37,221
Newell Brands, Inc.	2,027	37,945
NVR, Inc. (a)	16	59,478
PulteGroup, Inc.	1,225	44,774
Roku, Inc. Class A (a)(b)	234	23,812
Skyline Champion Corp. (a)	177	5,326
Taylor Morrison Home Corp. (a)	560	14,526
Tempur Sealy International, Inc. (a)	243	18,760
Toll Brothers, Inc.	693	28,448
TopBuild Corp. (a)	178	17,165
TRI Pointe Homes, Inc. (a)	752	11,310
Tupperware Brands Corp.	207	3,285
Turtle Beach Corp. (a)	50	584
Universal Electronics, Inc. (a)	67	3,410
Vuzix Corp. (a)	22	50
Whirlpool Corp. (b)	303	47,983
William Lyon Homes, Inc. (a)	154	3,135
Zagg, Inc. (a)(b)	132	828
		708,127
Internet & Direct Marketing Retail - 3.0%
1-800-FLOWERS.com, Inc. Class A (a)	123	1,820
Amazon.com, Inc. (a)	1,960	3,402,384
Duluth Holdings, Inc. (a)	23	195
eBay, Inc.	4,346	169,407
Etsy, Inc. (a)(b)	566	31,979
Expedia, Inc.	561	75,404
Groupon, Inc. (a)	1,818	4,836
GrubHub, Inc. (a)(b)	434	24,395
Lands' End, Inc. (a)	91	1,032
Liberty Interactive Corp. QVC Group Series A (a)(b)	2,072	21,373
Overstock.com, Inc. (a)	98	1,038
PetMed Express, Inc.	89	1,604
Quotient Technology, Inc. (a)(b)	346	2,706
Shutterstock, Inc. (a)	73	2,637
Stamps.com, Inc. (a)	73	5,435
Stitch Fix, Inc. (a)	101	1,944
The Booking Holdings, Inc. (a)	221	433,737
The Rubicon Project, Inc. (a)	232	2,021
Wayfair LLC Class A (a)	294	32,963
		4,216,910
Leisure Products - 0.1%
Acushnet Holdings Corp.	149	3,934
American Outdoor Brands Corp. (a)	268	1,568
Brunswick Corp.	465	24,236
Callaway Golf Co.	405	7,861
Clarus Corp.	89	1,044
Hasbro, Inc.	552	65,517
Johnson Outdoors, Inc. Class A	24	1,405
Malibu Boats, Inc. Class A (a)	90	2,761
Mattel, Inc. (a)(b)	1,640	18,680
MCBC Holdings, Inc. (a)	87	1,298
Nautilus, Inc. (a)	70	95
Polaris, Inc.	289	25,435
Sturm, Ruger & Co., Inc.	75	3,132
Vista Outdoor, Inc. (a)	221	1,368
		158,334
Multiline Retail - 0.5%
Big Lots, Inc. (b)	172	4,214
Dillard's, Inc. Class A	85	5,619
Dollar General Corp.	1,244	197,721
Dollar Tree, Inc. (a)	1,122	128,088
JC Penney Corp., Inc. (a)(b)	1,440	1,280
Kohl's Corp.	783	38,884
Macy's, Inc. (b)	1,488	23,124
Nordstrom, Inc. (b)	587	19,764
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	245	14,367
Target Corp.	2,492	266,420
		699,481
Specialty Retail - 2.4%
Aaron's, Inc. Class A	338	21,720
Abercrombie & Fitch Co. Class A	335	5,226
Advance Auto Parts, Inc.	351	58,055
America's Car Mart, Inc. (a)	28	2,568
American Eagle Outfitters, Inc.	764	12,392
Armstrong Flooring, Inc. (a)	125	799
Asbury Automotive Group, Inc. (a)	85	8,698
Ascena Retail Group, Inc. (a)(b)	687	181
At Home Group, Inc. (a)	100	962
AutoNation, Inc. (a)(b)	274	13,892
AutoZone, Inc. (a)	119	129,070
Barnes & Noble Education, Inc. (a)	142	443
Bed Bath & Beyond, Inc.	681	7,246
Best Buy Co., Inc.	1,117	77,062
Boot Barn Holdings, Inc. (a)	144	5,026
Burlington Stores, Inc. (a)	319	63,743
Caleres, Inc. (b)	215	5,033
Camping World Holdings, Inc. (b)	152	1,353
CarMax, Inc. (a)(b)	831	73,128
Carvana Co. Class A (a)(b)	155	10,230
Chico's FAS, Inc.	634	2,555
Citi Trends, Inc.	32	586
Conn's, Inc. (a)	100	2,486
Dick's Sporting Goods, Inc. (b)	380	15,508
DSW, Inc. Class A (b)	288	4,931
Express, Inc. (a)	222	764
Five Below, Inc. (a)	273	34,425
Floor & Decor Holdings, Inc. Class A (a)	275	14,066
Foot Locker, Inc.	556	23,997
GameStop Corp. Class A (b)	448	2,473
Gap, Inc. (b)	1,060	18,402
Genesco, Inc. (a)	88	3,522
GNC Holdings, Inc. Class A (a)(b)	240	514
Group 1 Automotive, Inc.	88	8,123
Guess?, Inc. (b)	263	4,873
Haverty Furniture Companies, Inc.	68	1,378
Hibbett Sports, Inc. (a)	99	2,267
IAA Spinco, Inc. (a)	656	27,375
Kirkland's, Inc. (a)	58	89
L Brands, Inc.	1,113	21,804
Lithia Motors, Inc. Class A (sub. vtg.)	109	14,429
Lowe's Companies, Inc.	3,833	421,477
Lumber Liquidators Holdings, Inc. (a)(b)	132	1,303
MarineMax, Inc. (a)	81	1,254
Michaels Companies, Inc. (a)(b)	468	4,582
Monro, Inc.	166	13,116
Murphy U.S.A., Inc. (a)	135	11,516
National Vision Holdings, Inc. (a)	281	6,764
O'Reilly Automotive, Inc. (a)	383	152,629
Office Depot, Inc.	2,396	4,205
Party City Holdco, Inc. (a)(b)	234	1,336
Penske Automotive Group, Inc. (b)	163	7,707
Rent-A-Center, Inc.	187	4,823
RH (a)	91	15,546
Ross Stores, Inc.	1,786	196,192
Sally Beauty Holdings, Inc. (a)(b)	577	8,592
Shoe Carnival, Inc.	52	1,685
Signet Jewelers Ltd. (b)	244	4,089
Sleep Number Corp. (a)(b)	149	6,157
Sonic Automotive, Inc. Class A (sub. vtg.)	115	3,612
Sportsman's Warehouse Holdings, Inc. (a)	124	642
Tailored Brands, Inc. (b)	207	911
The Buckle, Inc. (b)	130	2,678
The Cato Corp. Class A (sub. vtg.)	98	1,726
The Children's Place Retail Stores, Inc.	70	5,389
The Container Store Group, Inc. (a)	110	486
The Home Depot, Inc.	5,388	1,250,124
Tiffany & Co., Inc. (b)	518	47,982
Tile Shop Holdings, Inc.	112	357
Tilly's, Inc.	106	1,001
TJX Companies, Inc.	5,917	329,814
Tractor Supply Co.	577	52,184
Ulta Beauty, Inc. (a)	272	68,177
Urban Outfitters, Inc. (a)(b)	331	9,298
Williams-Sonoma, Inc. (b)	391	26,580
Zumiez, Inc. (a)	74	2,344
		3,367,672
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	748	24,804
Carter's, Inc.	228	20,796
Columbia Sportswear Co.	147	14,243
Crocs, Inc. (a)	306	8,495
Deckers Outdoor Corp. (a)	137	20,188
Fossil Group, Inc. (a)(b)	213	2,665
G-III Apparel Group Ltd. (a)	208	5,360
Hanesbrands, Inc. (b)	1,798	27,545
Kontoor Brands, Inc. (b)	209	7,336
lululemon athletica, Inc. (a)	505	97,228
Movado Group, Inc.	67	1,666
NIKE, Inc. Class B	6,068	569,907
Oxford Industries, Inc.	74	5,306
PVH Corp.	369	32,557
Ralph Lauren Corp.	273	26,063
Rocky Brands, Inc.	37	1,230
Samsonite International SA (c)	1,200	2,542
Samsonite International SA ADR	1,165	12,285
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	646	24,128
Steven Madden Ltd.	395	14,137
Tapestry, Inc.	1,372	35,741
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	855	17,049
Class C (non-vtg.) (a)	957	17,350
Unifi, Inc. (a)	60	1,315
Vera Bradley, Inc. (a)	105	1,061
VF Corp.	1,554	138,290
Wolverine World Wide, Inc.	452	12,774
		1,142,061

TOTAL CONSUMER DISCRETIONARY		14,739,861

CONSUMER STAPLES - 6.7%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	41	14,927
Brown-Forman Corp. Class B (non-vtg.) (b)	797	50,036
Coca-Cola Bottling Co. Consolidated	21	6,381
Constellation Brands, Inc. Class A (sub. vtg.)	793	164,373
Craft Brew Alliance, Inc. (a)	65	532
MGP Ingredients, Inc.	57	2,832
Molson Coors Brewing Co. Class B	902	51,865
Monster Beverage Corp. (a)	1,904	110,546
National Beverage Corp.	55	2,440
PepsiCo, Inc.	6,726	922,135
Primo Water Corp. (a)(b)	160	1,965
The Coca-Cola Co.	18,265	994,347
		2,322,379
Food & Staples Retailing - 1.4%
Andersons, Inc.	139	3,118
BJ's Wholesale Club Holdings, Inc. (a)	340	8,796
Casey's General Stores, Inc.	178	28,686
Chefs' Warehouse Holdings (a)	94	3,790
Costco Wholesale Corp.	2,092	602,726
Ingles Markets, Inc. Class A	64	2,487
Kroger Co.	3,780	97,448
Natural Grocers by Vitamin Cottage, Inc. (a)	65	649
Performance Food Group Co. (a)	531	24,431
PriceSmart, Inc.	113	8,034
Rite Aid Corp. (a)(b)	198	1,376
SpartanNash Co.	139	1,644
Sprouts Farmers Market LLC (a)	612	11,836
Sysco Corp.	2,262	179,603
U.S. Foods Holding Corp. (a)	1,037	42,621
United Natural Foods, Inc. (a)(b)	237	2,730
Walgreens Boots Alliance, Inc.	3,809	210,676
Walmart, Inc.	6,787	805,481
Weis Markets, Inc.	73	2,784
		2,038,916
Food Products - 1.2%
Archer Daniels Midland Co.	2,677	109,944
B&G Foods, Inc. Class A (b)	302	5,711
Bunge Ltd.	672	38,049
Cal-Maine Foods, Inc.	154	6,153
Calavo Growers, Inc.	79	7,519
Campbell Soup Co. (b)	912	42,791
Conagra Brands, Inc.	2,299	70,533
Darling International, Inc. (a)	783	14,979
Dean Foods Co. (b)	332	385
Farmer Brothers Co. (a)	69	894
Flowers Foods, Inc.	863	19,961
Fresh Del Monte Produce, Inc.	142	4,844
Freshpet, Inc. (a)	124	6,171
General Mills, Inc.	2,845	156,816
Hormel Foods Corp.	1,297	56,718
Hostess Brands, Inc. Class A (a)(b)	443	6,195
Ingredion, Inc.	361	29,508
J&J Snack Foods Corp.	71	13,632
John B. Sanfilippo & Son, Inc.	41	3,961
Kellogg Co.	1,212	77,992
Lamb Weston Holdings, Inc.	702	51,049
Lancaster Colony Corp.	93	12,894
Limoneira Co.	55	1,010
McCormick & Co., Inc. (non-vtg.)	577	90,185
Mondelez International, Inc.	6,913	382,427
nLIGHT, Inc. (a)	21	329
Pilgrim's Pride Corp. (a)	240	7,691
Post Holdings, Inc. (a)	321	33,975
Sanderson Farms, Inc.	95	14,376
Seaboard Corp.	2	8,750
The Hain Celestial Group, Inc. (a)(b)	427	9,170
The Hershey Co.	667	103,378
The J.M. Smucker Co.	538	59,191
The Kraft Heinz Co.	2,949	82,380
The Simply Good Foods Co. (a)	259	7,508
Tootsie Roll Industries, Inc.	79	2,934
TreeHouse Foods, Inc. (a)(b)	276	15,304
Tyson Foods, Inc. Class A	1,403	120,854
		1,676,161
Household Products - 1.6%
Central Garden & Pet Co. (a)	95	2,777
Central Garden & Pet Co. Class A (non-vtg.) (a)	126	3,493
Church & Dwight Co., Inc.	1,185	89,159
Clorox Co.	607	92,185
Colgate-Palmolive Co.	4,147	304,846
Energizer Holdings, Inc. (b)	310	13,510
Funko, Inc. (a)	54	1,111
Kimberly-Clark Corp.	1,644	233,530
Procter & Gamble Co.	11,886	1,478,381
Spectrum Brands Holdings, Inc. (b)	257	13,549
WD-40 Co.	70	12,848
		2,245,389
Personal Products - 0.2%
Avon Products, Inc. (a)	2,125	9,350
Coty, Inc. Class A	2,173	22,838
Edgewell Personal Care Co. (a)	238	7,733
elf Beauty, Inc. (a)	81	1,418
Estee Lauder Companies, Inc. Class A	1,051	209,096
Herbalife Nutrition Ltd. (a)	542	20,520
Inter Parfums, Inc.	74	5,178
MediFast, Inc.	52	5,389
Natural Health Trends Corp.	6	42
Nu Skin Enterprises, Inc. Class A	268	11,398
USANA Health Sciences, Inc. (a)	58	3,967
		296,929
Tobacco - 0.7%
22nd Century Group, Inc. (a)(b)	530	1,198
Altria Group, Inc.	8,977	367,159
Philip Morris International, Inc.	7,425	563,780
Pyxus International, Inc. (a)	44	576
Turning Point Brands, Inc.	43	992
Universal Corp. (b)	113	6,194
Vector Group Ltd. (b)	515	6,134
		946,033

TOTAL CONSUMER STAPLES		9,525,807

ENERGY - 4.1%
Energy Equipment & Services - 0.4%
Archrock, Inc.	579	5,773
Baker Hughes, A GE Co. Class A	2,442	56,654
Basic Energy Services, Inc. (a)	19	27
C&J Energy Services, Inc. (a)	279	2,994
Carbo Ceramics, Inc. (a)	24	58
Core Laboratories NV (b)	252	11,748
Diamond Offshore Drilling, Inc. (a)(b)	271	1,507
Dmc Global, Inc.	62	2,727
Dril-Quip, Inc. (a)	240	12,043
Exterran Corp. (a)	111	1,450
Forum Energy Technologies, Inc. (a)	281	436
Frank's International NV (a)	318	1,511
FTS International, Inc. (a)	151	338
Halliburton Co.	4,231	79,754
Helix Energy Solutions Group, Inc. (a)	597	4,812
Helmerich & Payne, Inc.	540	21,638
ION Geophysical Corp. (a)	64	584
KLX Energy Services Holdings, Inc. (a)	81	700
Liberty Oilfield Services, Inc. Class A (b)	143	1,549
Mammoth Energy Services, Inc.	36	89
Matrix Service Co. (a)	126	2,160
McDermott International, Inc. (a)(b)	809	1,634
Nabors Industries Ltd.	1,512	2,827
National Oilwell Varco, Inc.	1,806	38,287
Newpark Resources, Inc. (a)	424	3,231
Noble Corp. (a)(b)	1,230	1,562
Oceaneering International, Inc. (a)	435	5,894
Oil States International, Inc. (a)	267	3,551
Patterson-UTI Energy, Inc.	1,081	9,243
RPC, Inc. (b)	224	1,257
Schlumberger Ltd.	6,639	226,855
SEACOR Holdings, Inc. (a)	93	4,378
Solaris Oilfield Infrastructure, Inc. Class A (b)	127	1,704
TechnipFMC PLC	2,032	49,052
TETRA Technologies, Inc. (a)	598	1,202
Tidewater, Inc. (a)	123	1,859
Transocean Ltd. (United States) (a)(b)	2,526	11,291
U.S. Silica Holdings, Inc.	356	3,403
Valaris PLC Class A (b)	484	2,328
		578,110
Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. (a)	921	467
Amplify Energy Corp. New	123	759
Antero Resources Corp. (a)(b)	959	2,896
Apache Corp. (b)	1,787	45,747
Arch Coal, Inc.	84	6,233
Bonanza Creek Energy, Inc. (a)	77	1,724
Cabot Oil & Gas Corp.	2,053	36,071
California Resources Corp. (a)(b)	224	2,285
Callon Petroleum Co. (a)(b)	1,026	4,453
Carrizo Oil & Gas, Inc. (a)	400	3,434
Centennial Resource Development, Inc. Class A (a)(b)	865	3,905
Cheniere Energy, Inc. (a)	1,051	66,276
Chesapeake Energy Corp. (a)(b)	4,156	5,860
Chevron Corp.	9,111	1,080,565
Cimarex Energy Co.	511	24,497
Clean Energy Fuels Corp. (a)	585	1,208
CNX Resources Corp. (a)	1,001	7,267
Concho Resources, Inc.	951	64,573
ConocoPhillips Co.	5,502	313,504
CONSOL Energy, Inc. (a)	113	1,766
Contango Oil & Gas Co. (a)	26	72
Continental Resources, Inc.	435	13,394
CVR Energy, Inc.	124	5,460
Delek U.S. Holdings, Inc.	377	13,685
Denbury Resources, Inc. (a)(b)	1,843	2,193
Devon Energy Corp.	2,179	52,427
Diamondback Energy, Inc.	736	66,174
Earthstone Energy, Inc. (a)	120	390
EOG Resources, Inc.	2,776	206,035
EQT Corp.	1,310	13,938
Equitrans Midstream Corp. (b)	979	14,244
Evolution Petroleum Corp.	132	771
Extraction Oil & Gas, Inc. (a)(b)	521	1,532
Exxon Mobil Corp.	20,190	1,425,616
Green Plains, Inc.	142	1,504
Gulfport Energy Corp. (a)(b)	628	1,702
Hess Corp.	1,183	71,548
Highpoint Resources, Inc. (a)	535	851
HollyFrontier Corp.	761	40,820
International Seaways, Inc. (a)	125	2,408
Jagged Peak Energy, Inc. (a)	234	1,699
Kinder Morgan, Inc.	9,050	186,521
Kosmos Energy Ltd.	1,143	7,132
Laredo Petroleum, Inc. (a)(b)	577	1,391
Lonestar Resources U.S., Inc. (a)	186	506
Magnolia Oil & Gas Corp. Class A (a)	376	4,174
Marathon Oil Corp.	4,046	49,644
Marathon Petroleum Corp.	3,305	200,779
Matador Resources Co. (a)(b)	460	7,604
Montage Resources Corp. (a)	6	23
Murphy Oil Corp.	831	18,373
Nine Energy Service, Inc. (a)	38	234
Noble Energy, Inc.	2,284	51,299
Northern Oil & Gas, Inc. (a)(b)	814	1,595
Oasis Petroleum, Inc. (a)	1,189	4,114
Occidental Petroleum Corp.	3,614	160,715
ONEOK, Inc.	1,952	143,843
Overseas Shipholding Group, Inc. (a)	351	614
Par Pacific Holdings, Inc. (a)	135	3,086
Parsley Energy, Inc. Class A	1,280	21,504
PBF Energy, Inc. Class A	595	16,178
PDC Energy, Inc. (a)	318	8,825
Peabody Energy Corp. (b)	395	5,814
Penn Virginia Corp. (a)	52	1,512
Phillips 66 Co.	2,026	207,462
Pioneer Natural Resources Co.	809	101,748
QEP Resources, Inc.	1,067	3,948
Range Resources Corp. (b)	1,090	4,164
Renewable Energy Group, Inc. (a)(b)	150	2,251
Rex American Resources Corp. (a)	23	1,756
Ring Energy, Inc. (a)	284	466
SandRidge Energy, Inc. (a)	159	747
SemGroup Corp. Class A	334	5,458
SM Energy Co. (b)	483	4,680
Southwestern Energy Co. (a)(b)	2,911	5,618
SRC Energy, Inc. (a)	1,204	5,611
Talos Energy, Inc. (a)	90	1,830
Targa Resources Corp.	1,087	43,665
Teekay Corp.	238	952
Teekay Tankers Ltd. (a)	1,073	1,395
Tellurian, Inc. (a)(b)	430	3,575
The Williams Companies, Inc.	5,797	139,476
Ultra Petroleum Corp. (a)	807	182
Unit Corp. (a)	224	757
Uranium Energy Corp. (a)(b)	918	895
Valero Energy Corp.	2,034	173,378
W&T Offshore, Inc. (a)	370	1,617
Whiting Petroleum Corp. (a)(b)	411	3,300
World Fuel Services Corp.	342	13,659
WPX Energy, Inc. (a)	2,026	21,455
		5,255,478

TOTAL ENERGY		5,833,588

FINANCIALS - 13.6%
Banks - 5.7%
1st Source Corp.	233	10,655
Allegiance Bancshares, Inc. (a)	43	1,380
Amalgamated Bank	54	865
Ameris Bancorp	173	6,962
Associated Banc-Corp.	729	14,762
Atlantic Capital Bancshares, Inc. (a)	88	1,526
Banc of California, Inc.	183	2,588
BancFirst Corp.	61	3,381
Bancorp, Inc., Delaware (a)	267	2,643
BancorpSouth Bank	541	16,019
Bank of America Corp.	43,533	1,269,858
Bank of Hawaii Corp.	181	15,553
Bank of Marin Bancorp	45	1,867
Bank OZK	538	14,671
BankUnited, Inc.	458	15,398
Banner Corp.	126	7,077
BB&T Corp.	3,667	195,708
Berkshire Hills Bancorp, Inc.	175	5,126
BOK Financial Corp.	141	11,160
Boston Private Financial Holdings, Inc.	420	4,895
Brookline Bancorp, Inc., Delaware	324	4,773
Bryn Mawr Bank Corp.	74	2,702
Byline Bancorp, Inc. (a)	59	1,055
Cadence Bancorp Class A	541	9,489
Carolina Financial Corp.	77	2,737
Cathay General Bancorp	349	12,123
CBTX, Inc.	64	1,784
Centerstate Banks of Florida, Inc.	882	21,155
Central Pacific Financial Corp.	254	7,214
CIT Group, Inc.	544	24,649
Citigroup, Inc.	11,651	804,851
Citizens Financial Group, Inc.	2,218	78,451
City Holding Co.	71	5,414
Columbia Banking Systems, Inc.	317	11,697
Comerica, Inc.	767	50,614
Commerce Bancshares, Inc.	435	26,383
Community Bank System, Inc.	299	18,445
Community Trust Bancorp, Inc.	275	11,710
ConnectOne Bancorp, Inc.	147	3,263
Cullen/Frost Bankers, Inc. (b)	332	29,399
Customers Bancorp, Inc. (a)	110	2,281
CVB Financial Corp.	416	8,682
Eagle Bancorp, Inc.	134	5,979
East West Bancorp, Inc.	702	31,092
Enterprise Financial Services Corp.	96	3,912
Equity Bancshares, Inc. (a)	60	1,609
Fifth Third Bancorp	3,067	83,974
Financial Institutions, Inc.	74	2,233
First Bancorp, North Carolina	129	4,631
First Bancorp, Puerto Rico	919	9,172
First Busey Corp.	388	9,809
First Citizens Bancshares, Inc.	39	18,390
First Commonwealth Financial Corp.	394	5,232
First Financial Bancorp, Ohio	421	10,304
First Financial Bankshares, Inc. (b)	653	21,764
First Financial Corp., Indiana	40	1,739
First Foundation, Inc.	183	2,795
First Hawaiian, Inc.	390	10,413
First Horizon National Corp.	1,654	26,795
First Internet Bancorp	26	557
First Interstate Bancsystem, Inc.	259	10,422
First Merchants Corp.	227	8,543
First Midwest Bancorp, Inc., Delaware	468	9,117
First of Long Island Corp.	105	2,389
First Republic Bank	782	75,619
Flushing Financial Corp.	97	1,960
FNB Corp., Pennsylvania	1,396	16,096
Franklin Financial Network, Inc.	58	1,752
Fulton Financial Corp.	1,036	16,762
German American Bancorp, Inc.	79	2,532
Glacier Bancorp, Inc. (b)	361	14,606
Great Southern Bancorp, Inc.	46	2,620
Great Western Bancorp, Inc.	567	18,711
Hancock Whitney Corp.	370	14,169
Hanmi Financial Corp.	134	2,517
Heartland Financial U.S.A., Inc.	124	5,548
Heritage Commerce Corp.	169	1,987
Heritage Financial Corp., Washington	120	3,235
Hilltop Holdings, Inc.	317	7,573
Home Bancshares, Inc.	690	12,969
Hope Bancorp, Inc.	559	8,016
Horizon Bancorp, Inc. Indiana	136	2,361
Huntington Bancshares, Inc.	5,078	72,463
IBERIABANK Corp.	298	22,511
Independent Bank Corp.	93	1,982
Independent Bank Corp., Massachusetts	129	9,630
Independent Bank Group, Inc.	146	7,681
International Bancshares Corp.	240	9,269
Investors Bancorp, Inc.	1,036	11,769
JPMorgan Chase & Co.	15,851	1,865,504
KeyCorp	4,895	87,327
Lakeland Bancorp, Inc.	220	3,395
Lakeland Financial Corp. (b)	115	5,058
LegacyTexas Financial Group, Inc.	196	8,532
Live Oak Bancshares, Inc. (b)	115	2,082
M&T Bank Corp.	662	104,576
Mercantile Bank Corp.	61	2,001
Midland States Bancorp, Inc.	78	2,032
National Bank Holdings Corp.	115	3,932
NBT Bancorp, Inc.	183	6,696
OFG Bancorp	195	4,271
Old Line Bancshares, Inc.	57	1,654
Old National Bancorp, Indiana	916	15,760
Old Second Bancorp, Inc.	98	1,198
Opus Bank	92	2,003
Origin Bancorp, Inc.	23	776
Pacific Premier Bancorp, Inc.	178	5,552
PacWest Bancorp	649	23,585
Park National Corp.	64	6,068
Peapack-Gladstone Financial Corp.	62	1,738
Peoples Bancorp, Inc.	284	9,034
Peoples United Financial, Inc.	1,978	30,926
Pinnacle Financial Partners, Inc.	369	20,941
PNC Financial Services Group, Inc.	2,196	307,791
Popular, Inc.	492	26,607
Preferred Bank, Los Angeles	55	2,881
Prosperity Bancshares, Inc.	325	22,955
QCR Holdings, Inc.	50	1,899
Regions Financial Corp.	4,917	77,787
Renasant Corp.	218	7,632
S&T Bancorp, Inc.	138	5,041
Sandy Spring Bancorp, Inc.	299	10,079
Seacoast Banking Corp., Florida (a)	214	5,416
ServisFirst Bancshares, Inc. (b)	209	6,928
Signature Bank	262	31,236
Simmons First National Corp. Class A	493	12,276
South State Corp.	156	11,747
Southside Bancshares, Inc.	121	4,127
Sterling Bancorp	1,121	22,487
Stock Yards Bancorp, Inc.	87	3,192
SunTrust Banks, Inc.	2,137	147,026
SVB Financial Group (a)	248	51,820
Synovus Financial Corp.	870	31,111
Tcf Financial Corp.	308	11,726
Texas Capital Bancshares, Inc. (a)	260	14,209
Tompkins Financial Corp.	55	4,462
TowneBank	423	11,762
Trico Bancshares	213	7,732
TriState Capital Holdings, Inc. (a)	94	1,978
Triumph Bancorp, Inc. (a)	95	3,030
Trustmark Corp. (b)	317	10,813
U.S. Bancorp	7,215	399,278
UMB Financial Corp.	194	12,529
Umpqua Holdings Corp.	951	15,653
Union Bankshares Corp.	266	9,907
United Bankshares, Inc., West Virginia (b)	445	16,852
United Community Bank, Inc.	341	9,667
Univest Corp. of Pennsylvania	121	3,087
Valley National Bancorp (b)	1,429	15,533
Veritex Holdings, Inc.	194	4,707
Washington Trust Bancorp, Inc.	55	2,657
Webster Financial Corp.	414	19,404
Wells Fargo & Co.	20,207	1,019,241
WesBanco, Inc.	259	9,679
Westamerica Bancorp.	104	6,467
Western Alliance Bancorp.	475	21,888
Wintrust Financial Corp.	293	18,937
Zions Bancorp NA	916	40,780
		8,062,831
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	258	21,504
Ameriprise Financial, Inc.	670	98,557
Artisan Partners Asset Management, Inc.	229	6,467
Bank of New York Mellon Corp.	4,309	194,810
BGC Partners, Inc. Class A	1,172	6,446
BlackRock, Inc. Class A	579	258,026
Blucora, Inc. (a)	212	4,588
Cboe Global Markets, Inc.	538	61,822
Charles Schwab Corp.	5,695	238,222
CME Group, Inc.	1,707	360,757
Cohen & Steers, Inc.	89	4,889
Cowen Group, Inc. Class A (a)(b)	129	1,985
Diamond Hill Investment Group, Inc.	12	1,658
Donnelley Financial Solutions, Inc. (a)	134	1,651
E*TRADE Financial Corp.	1,201	52,472
Eaton Vance Corp. (non-vtg.) (b)	579	26,014
Evercore, Inc. Class A	203	16,260
FactSet Research Systems, Inc. (b)	182	44,221
Federated Investors, Inc. Class B (non-vtg.)	453	14,682
Franklin Resources, Inc. (b)	1,429	41,241
Gain Capital Holdings, Inc.	20	106
Goldman Sachs Group, Inc.	1,654	342,758
Greenhill & Co., Inc.	78	1,023
Hamilton Lane, Inc. Class A	90	5,126
Houlihan Lokey	142	6,404
Interactive Brokers Group, Inc.	361	19,415
Intercontinental Exchange, Inc.	2,714	250,421
INTL FCStone, Inc. (a)	72	2,956
Invesco Ltd.	2,085	35,320
Janus Henderson Group PLC (b)	807	18,125
Lazard Ltd. Class A	643	22,505
Legg Mason, Inc.	445	16,995
LPL Financial	418	34,234
MarketAxess Holdings, Inc.	178	58,295
Moelis & Co. Class A	233	7,654
Moody's Corp.	789	161,611
Morgan Stanley	6,251	266,730
Morningstar, Inc.	87	12,714
MSCI, Inc.	417	90,802
Northern Trust Corp.	1,050	97,986
Oppenheimer Holdings, Inc. Class A (non-vtg.)	34	1,022
Piper Jaffray Companies	61	4,604
PJT Partners, Inc.	85	3,460
Raymond James Financial, Inc.	608	50,136
S&P Global, Inc.	1,197	293,241
SEI Investments Co.	648	38,397
State Street Corp.	1,799	106,483
Stifel Financial Corp.	395	22,665
T. Rowe Price Group, Inc.	1,149	131,273
TD Ameritrade Holding Corp.	1,277	59,636
The NASDAQ OMX Group, Inc.	543	53,947
Virtu Financial, Inc. Class A (b)	311	5,088
Virtus Investment Partners, Inc.	30	3,317
Waddell & Reed Financial, Inc. Class A (b)	346	5,944
Westwood Holdings Group, Inc.	24	664
WisdomTree Investments, Inc.	506	2,644
		3,689,973
Consumer Finance - 0.7%
Ally Financial, Inc.	1,989	65,955
American Express Co.	3,336	394,582
Capital One Financial Corp.	2,263	205,888
Credit Acceptance Corp. (a)	61	28,140
CURO Group Holdings Corp. (a)	91	1,208
Discover Financial Services	1,583	128,365
Encore Capital Group, Inc. (a)(b)	117	3,899
Enova International, Inc. (a)	148	3,071
EZCORP, Inc. (non-vtg.) Class A (a)(b)	226	1,459
First Cash Financial Services, Inc.	225	20,626
Green Dot Corp. Class A (a)	207	5,227
LendingClub Corp. (a)	380	4,970
Navient Corp.	1,160	14,848
Nelnet, Inc. Class A	98	6,233
OneMain Holdings, Inc.	365	13,388
PRA Group, Inc. (a)	197	6,657
Regional Management Corp. (a)	62	1,746
Santander Consumer U.S.A. Holdings, Inc.	545	13,903
SLM Corp.	2,334	20,598
Synchrony Financial	3,150	107,384
World Acceptance Corp. (a)	28	3,570
		1,051,717
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc. (b)	681	15,091
Berkshire Hathaway, Inc. Class B (a)	9,272	1,928,761
Cannae Holdings, Inc. (a)	342	9,395
Columbia Financial, Inc. (a)	174	2,747
FB Financial Corp.	63	2,366
FGL Holdings Class A	732	5,841
Focus Financial Partners, Inc. Class A (a)	73	1,737
Jefferies Financial Group, Inc.	1,445	26,588
On Deck Capital, Inc. (a)	153	514
Pennymac Financial Services, Inc.	257	7,808
Victory Capital Holdings, Inc.	48	738
Voya Financial, Inc.	768	41,810
		2,043,396
Insurance - 2.8%
AFLAC, Inc.	3,598	188,247
Alleghany Corp. (a)	70	55,843
Allstate Corp.	1,628	176,931
AMBAC Financial Group, Inc. (a)	203	3,969
American Equity Investment Life Holding Co.	441	10,672
American Financial Group, Inc.	331	35,698
American International Group, Inc.	4,220	235,054
American National Insurance Co.	37	4,578
Amerisafe, Inc.	83	5,487
Aon PLC	1,145	221,638
Arch Capital Group Ltd. (a)	1,933	81,147
Argo Group International Holdings, Ltd.	154	10,817
Arthur J. Gallagher & Co.	873	78,195
Assurant, Inc.	250	31,455
Assured Guaranty Ltd.	510	22,675
Athene Holding Ltd. (a)	620	26,077
Axis Capital Holdings Ltd.	393	26,221
Brighthouse Financial, Inc. (a)	594	24,039
Brown & Brown, Inc.	1,107	39,918
Chubb Ltd.	2,191	353,715
Cincinnati Financial Corp.	723	84,352
CNO Financial Group, Inc.	760	12,031
eHealth, Inc. (a)	82	5,477
Employers Holdings, Inc.	138	6,014
Enstar Group Ltd. (a)	68	12,915
Erie Indemnity Co. Class A	95	17,637
Everest Re Group Ltd.	194	51,621
FBL Financial Group, Inc. Class A	60	3,571
First American Financial Corp.	540	31,865
FNF Group	1,311	58,222
Genworth Financial, Inc. Class A	2,445	10,758
Globe Life, Inc.	488	46,731
Goosehead Insurance	43	2,122
Greenlight Capital Re, Ltd. (a)	134	1,407
Hanover Insurance Group, Inc.	218	29,548
Hartford Financial Services Group, Inc.	1,710	103,643
HCI Group, Inc.	39	1,640
Health Insurance Innovations, Inc. (a)	52	1,296
Heritage Insurance Holdings, Inc.	117	1,749
Horace Mann Educators Corp.	196	9,081
James River Group Holdings Ltd.	130	6,661
Kemper Corp.	300	23,385
Kinsale Capital Group, Inc.	85	8,781
Lincoln National Corp.	1,006	60,682
Loews Corp.	1,301	66,975
Maiden Holdings Ltd.	97	73
Markel Corp. (a)	66	78,005
Marsh & McLennan Companies, Inc.	2,392	239,320
MBIA, Inc. (a)(b)	362	3,341
Mercury General Corp.	114	6,370
MetLife, Inc.	4,719	222,548
National General Holdings Corp.	283	6,515
National Western Life Group, Inc.	12	3,220
Old Republic International Corp.	1,419	33,446
Primerica, Inc.	214	27,227
Principal Financial Group, Inc.	1,255	71,711
ProAssurance Corp.	265	10,672
Progressive Corp.	2,782	214,910
Prudential Financial, Inc.	1,975	177,651
Reinsurance Group of America, Inc.	292	46,685
RenaissanceRe Holdings Ltd.	192	37,142
RLI Corp. (b)	188	17,467
Safety Insurance Group, Inc.	60	6,080
Selective Insurance Group, Inc.	287	21,580
Stewart Information Services Corp.	110	4,267
The Travelers Companies, Inc.	1,260	187,349
Third Point Reinsurance Ltd. (a)	298	2,977
Trupanion, Inc. (a)(b)	106	2,695
United Fire Group, Inc.	107	5,027
United Insurance Holdings Corp. (b)	105	1,469
Universal Insurance Holdings, Inc.	160	4,798
Unum Group	1,121	33,316
W.R. Berkley Corp.	688	49,694
White Mountains Insurance Group Ltd.	15	16,200
Willis Group Holdings PLC	613	118,291
		3,940,586
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	129	1,954
AGNC Investment Corp.	2,503	40,273
Annaly Capital Management, Inc.	6,614	58,203
Anworth Mortgage Asset Corp.	433	1,429
Apollo Commercial Real Estate Finance, Inc.	490	9,393
Arbor Realty Trust, Inc.	289	3,789
Ares Commercial Real Estate Corp.	103	1,569
Arlington Asset Investment Corp. (b)	136	747
Armour Residential REIT, Inc.	181	3,032
Blackstone Mortgage Trust, Inc.	548	19,646
Capstead Mortgage Corp.	407	2,991
Cherry Hill Mortgage Investment Corp.	65	852
Chimera Investment Corp.	819	16,020
Dynex Capital, Inc.	79	1,168
Exantas Capital Corp.	140	1,592
Granite Point Mortgage Trust, Inc.	176	3,298
Invesco Mortgage Capital, Inc.	453	6,935
KKR Real Estate Finance Trust, Inc.	135	2,637
Ladder Capital Corp. Class A	378	6,528
MFA Financial, Inc.	2,067	15,213
New Residential Investment Corp.	1,833	28,741
New York Mortgage Trust, Inc.	724	4,409
Orchid Island Capital, Inc.	236	1,357
PennyMac Mortgage Investment Trust	261	5,802
Redwood Trust, Inc.	398	6,531
Starwood Property Trust, Inc.	1,255	30,396
TPG RE Finance Trust, Inc.	187	3,710
Two Harbors Investment Corp.	1,158	15,205
Western Asset Mortgage Capital Corp.	212	2,046
		295,466
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	28	1,273
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	227	6,277
Capitol Federal Financial, Inc.	578	7,965
Dime Community Bancshares, Inc.	134	2,869
Essent Group Ltd.	460	21,928
Farmer Mac Class C (non-vtg.)	35	2,858
First Defiance Financial Corp.	90	2,607
Flagstar Bancorp, Inc.	115	4,295
HomeStreet, Inc. (a)	115	3,142
Kearny Financial Corp.	694	9,050
LendingTree, Inc. (a)	35	10,865
Meridian Bancorp, Inc. Maryland	220	4,125
Meta Financial Group, Inc.	131	4,272
MGIC Investment Corp.	1,710	21,512
New York Community Bancorp, Inc. (b)	2,298	28,840
NMI Holdings, Inc. (a)	308	8,088
Northfield Bancorp, Inc.	368	5,910
Northwest Bancshares, Inc. (b)	675	11,063
OceanFirst Financial Corp. (b)	157	3,705
Ocwen Financial Corp. (a)	602	1,132
Oritani Financial Corp.	167	2,955
Provident Financial Services, Inc.	238	5,838
Radian Group, Inc.	998	22,794
TFS Financial Corp.	231	4,163
Trustco Bank Corp., New York	350	2,853
United Financial Bancorp, Inc. New	189	2,576
Walker & Dunlop, Inc.	125	6,991
Washington Federal, Inc.	583	21,565
WMI Holdings Corp. (a)	101	1,073
WSFS Financial Corp.	334	14,729
		246,040

TOTAL FINANCIALS		19,331,282

HEALTH CARE - 13.4%
Biotechnology - 2.5%
AbbVie, Inc.	7,187	544,200
Abeona Therapeutics, Inc. (a)	180	407
ACADIA Pharmaceuticals, Inc. (a)	538	19,363
Acceleron Pharma, Inc. (a)	285	11,260
Achaogen, Inc. (a)	23	0
Achillion Pharmaceuticals, Inc. (a)	639	2,300
Acorda Therapeutics, Inc. (a)	167	479
Adamas Pharmaceuticals, Inc. (a)	42	215
ADMA Biologics, Inc. (a)	100	445
Aduro Biotech, Inc. (a)	269	285
Adverum Biotechnologies, Inc. (a)(b)	286	1,559
Aeglea BioTherapeutics, Inc. (a)	123	946
Agenus, Inc. (a)	457	1,179
Agios Pharmaceuticals, Inc. (a)(b)	230	7,452
Aimmune Therapeutics, Inc. (a)(b)	169	3,539
Akebia Therapeutics, Inc. (a)	580	2,274
Alder Biopharmaceuticals, Inc. (a)(b)	232	4,376
Aldeyra Therapeutics, Inc. (a)	125	659
Alexion Pharmaceuticals, Inc. (a)	1,051	102,935
Alkermes PLC (a)	782	15,257
Allakos, Inc. (a)	40	3,145
Allogene Therapeutics, Inc.	79	2,153
Alnylam Pharmaceuticals, Inc. (a)	435	34,983
AMAG Pharmaceuticals, Inc. (a)(b)	165	1,906
Amgen, Inc.	3,045	589,238
Amicus Therapeutics, Inc. (a)(b)	814	6,528
AnaptysBio, Inc. (a)	106	3,709
Anika Therapeutics, Inc. (a)	61	3,348
Apellis Pharmaceuticals, Inc. (a)	151	3,638
Arcus Biosciences, Inc. (a)	55	501
Arena Pharmaceuticals, Inc. (a)	251	11,488
ArQule, Inc. (a)(b)	427	3,062
Arrowhead Pharmaceuticals, Inc. (a)(b)	424	11,948
Assembly Biosciences, Inc. (a)	73	718
Atara Biotherapeutics, Inc. (a)	187	2,640
Audentes Therapeutics, Inc. (a)	155	4,354
Avid Bioservices, Inc. (a)	270	1,431
Bellicum Pharmaceuticals, Inc. (a)	72	76
BioCryst Pharmaceuticals, Inc. (a)(b)	477	1,367
Biogen, Inc. (a)	968	225,370
Biohaven Pharmaceutical Holding Co. Ltd. (a)	153	6,383
BioMarin Pharmaceutical, Inc. (a)	848	57,155
Biospecifics Technologies Corp. (a)	19	1,017
bluebird bio, Inc. (a)(b)	265	24,332
Blueprint Medicines Corp. (a)	215	15,796
Calithera Biosciences, Inc. (a)	167	516
CareDx, Inc. (a)	163	3,685
CASI Pharmaceuticals, Inc. (a)(b)	285	952
Catalyst Biosciences, Inc. (a)	98	481
Catalyst Pharmaceutical Partners, Inc. (a)	425	2,257
Celgene Corp. (a)	3,341	331,761
Cellular Biomedicine Group, Inc. (a)	53	788
ChemoCentryx, Inc. (a)	92	624
Clovis Oncology, Inc. (a)(b)	211	829
Coherus BioSciences, Inc. (a)	259	5,247
Concert Pharmaceuticals, Inc. (a)	55	323
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	176	857
Crinetics Pharmaceuticals, Inc. (a)	41	617
Cytokinetics, Inc. (a)	254	2,891
CytomX Therapeutics, Inc. (a)	220	1,624
Deciphera Pharmaceuticals, Inc. (a)	64	2,172
Denali Therapeutics, Inc. (a)(b)	302	4,627
Dicerna Pharmaceuticals, Inc. (a)	222	3,188
Dynavax Technologies Corp. (a)(b)	194	694
Eagle Pharmaceuticals, Inc. (a)	50	2,829
Editas Medicine, Inc. (a)(b)	197	4,480
Eiger Biopharmaceuticals, Inc. (a)	75	769
Emergent BioSolutions, Inc. (a)	214	11,188
Enanta Pharmaceuticals, Inc. (a)	67	4,025
Epizyme, Inc. (a)(b)	285	2,940
Esperion Therapeutics, Inc. (a)(b)	110	4,033
Exact Sciences Corp. (a)(b)	581	52,505
Exelixis, Inc. (a)	1,464	25,891
Fate Therapeutics, Inc. (a)	263	4,084
FibroGen, Inc. (a)	381	14,089
Five Prime Therapeutics, Inc. (a)	126	488
Flexion Therapeutics, Inc. (a)	147	2,015
Galectin Therapeutics, Inc. (a)(b)	201	738
Genomic Health, Inc. (a)	102	6,918
Geron Corp. (a)(b)	863	1,148
Gilead Sciences, Inc.	6,198	392,829
Global Blood Therapeutics, Inc. (a)	266	12,906
GlycoMimetics, Inc. (a)(b)	147	634
Gossamer Bio, Inc.	113	1,897
Halozyme Therapeutics, Inc. (a)	713	11,059
Heron Therapeutics, Inc. (a)(b)	339	6,272
Homology Medicines, Inc. (a)	26	471
ImmunoGen, Inc. (a)	616	1,491
Immunomedics, Inc. (a)(b)	825	10,940
Incyte Corp. (a)	838	62,205
Inovio Pharmaceuticals, Inc. (a)(b)	375	769
Insmed, Inc. (a)(b)	338	5,962
Intellia Therapeutics, Inc. (a)(b)	153	2,043
Intercept Pharmaceuticals, Inc. (a)	97	6,437
Intrexon Corp. (a)(b)	272	1,556
Invitae Corp. (a)(b)	295	5,685
Ionis Pharmaceuticals, Inc. (a)	650	38,942
Iovance Biotherapeutics, Inc. (a)(b)	602	10,956
Ironwood Pharmaceuticals, Inc. Class A (a)	618	5,306
Kadmon Holdings, Inc. (a)(b)	461	1,162
Karyopharm Therapeutics, Inc. (a)	190	1,828
Kindred Biosciences, Inc. (a)	112	767
Kiniksa Pharmaceuticals Ltd. (a)	56	477
Kura Oncology, Inc. (a)	144	2,184
La Jolla Pharmaceutical Co. (a)(b)	126	1,109
Lexicon Pharmaceuticals, Inc. (a)(b)	225	677
Ligand Pharmaceuticals, Inc. Class B (a)(b)	103	10,253
Macrogenics, Inc. (a)	181	2,310
Madrigal Pharmaceuticals, Inc. (a)	38	3,276
MannKind Corp. (a)(b)	796	995
Minerva Neurosciences, Inc. (a)	186	1,442
Mirati Therapeutics, Inc. (a)(b)	157	12,232
Momenta Pharmaceuticals, Inc. (a)	434	5,625
Myriad Genetics, Inc. (a)	358	10,250
Natera, Inc. (a)	187	6,134
Neurocrine Biosciences, Inc. (a)	429	38,657
Novavax, Inc. (a)(b)	78	392
Opko Health, Inc. (a)(b)	1,552	3,244
PDL BioPharma, Inc. (a)	644	1,391
Polarityte, Inc. (a)	65	210
Portola Pharmaceuticals, Inc. (a)(b)	324	8,690
Principia Biopharma, Inc.	36	1,017
Progenics Pharmaceuticals, Inc. (a)	375	1,896
Prothena Corp. PLC (a)	164	1,286
PTC Therapeutics, Inc. (a)	205	6,933
Puma Biotechnology, Inc. (a)(b)	132	1,421
Ra Pharmaceuticals, Inc. (a)	124	2,933
Radius Health, Inc. (a)(b)	188	4,841
Regeneron Pharmaceuticals, Inc. (a)	375	104,025
REGENXBIO, Inc. (a)	132	4,699
Repligen Corp. (a)	186	14,264
Retrophin, Inc. (a)	164	1,901
Rigel Pharmaceuticals, Inc. (a)	677	1,266
Rocket Pharmaceuticals, Inc. (a)	97	1,130
Sage Therapeutics, Inc. (a)(b)	224	31,425
Sangamo Therapeutics, Inc. (a)	464	4,199
Sarepta Therapeutics, Inc. (a)	310	23,349
Savara, Inc. (a)	136	360
Scholar Rock Holding Corp. (a)	35	313
Seattle Genetics, Inc. (a)	512	43,725
Solid Biosciences, Inc. (a)	27	279
Sorrento Therapeutics, Inc. (a)(b)	392	839
Spark Therapeutics, Inc. (a)	165	16,002
Spectrum Pharmaceuticals, Inc. (a)(b)	507	4,206
Stemline Therapeutics, Inc. (a)	149	1,551
Syndax Pharmaceuticals, Inc. (a)	131	979
Synthorx, Inc.	88	1,432
T2 Biosystems, Inc. (a)	213	533
TG Therapeutics, Inc. (a)(b)	295	1,656
The Medicines Company (a)(b)	330	16,500
Tocagen, Inc. (a)	92	61
Trevena, Inc. (a)(b)	432	418
Twist Bioscience Corp.	90	2,149
Ultragenyx Pharmaceutical, Inc. (a)(b)	247	10,567
United Therapeutics Corp. (a)	225	17,944
Vanda Pharmaceuticals, Inc. (a)	208	2,762
Veracyte, Inc. (a)	139	3,336
Verastem, Inc. (a)(b)	413	500
Vericel Corp. (a)(b)	186	2,816
Vertex Pharmaceuticals, Inc. (a)	1,225	207,540
Viking Therapeutics, Inc. (a)(b)	196	1,348
Voyager Therapeutics, Inc. (a)	99	1,704
Xencor, Inc. (a)	213	7,184
XOMA Corp. (a)	48	937
Y-mAbs Therapeutics, Inc.	25	652
Zafgen, Inc. (a)	224	166
ZIOPHARM Oncology, Inc. (a)(b)	587	2,512
		3,486,910
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	8,379	701,071
Abiomed, Inc. (a)	212	37,713
Accuray, Inc. (a)	296	820
Align Technology, Inc. (a)	346	62,598
Angiodynamics, Inc. (a)	170	3,131
Antares Pharma, Inc. (a)	702	2,348
Atricure, Inc. (a)	162	4,040
Atrion Corp.	6	4,675
Avanos Medical, Inc. (a)	231	8,653
AxoGen, Inc. (a)	142	1,772
Axonics Modulation Technologies, Inc. (a)	34	915
Baxter International, Inc.	2,362	206,604
Becton, Dickinson & Co.	1,282	324,295
BioLife Solutions, Inc. (a)	65	1,081
Boston Scientific Corp. (a)	6,605	268,757
Cantel Medical Corp. (b)	182	13,614
Cardiovascular Systems, Inc. (a)	152	7,223
Cerus Corp. (a)	592	3,052
CONMED Corp.	119	11,442
Cryolife, Inc. (a)	141	3,828
CryoPort, Inc. (a)(b)	140	2,290
Cutera, Inc. (a)	77	2,251
CytoSorbents Corp. (a)(b)	123	619
Danaher Corp.	2,943	425,057
Dentsply Sirona, Inc.	1,053	56,135
DexCom, Inc. (a)	421	62,830
Edwards Lifesciences Corp. (a)	1,000	219,910
Endologix, Inc. (a)	14	56
Genmark Diagnostics, Inc. (a)	189	1,145
Glaukos Corp. (a)(b)	160	10,002
Globus Medical, Inc. (a)(b)	373	19,068
Haemonetics Corp. (a)	254	32,040
Heska Corp. (a)	34	2,410
Hill-Rom Holdings, Inc.	337	35,463
Hologic, Inc. (a)	1,270	64,122
ICU Medical, Inc. (a)	79	12,608
IDEXX Laboratories, Inc. (a)	414	112,579
Inogen, Inc. (a)	77	3,689
Inspire Medical Systems, Inc. (a)	49	2,990
Insulet Corp. (a)(b)	283	46,675
Integer Holdings Corp. (a)	143	10,805
Integra LifeSciences Holdings Corp. (a)	349	20,964
IntriCon Corp. (a)	38	739
Intuitive Surgical, Inc. (a)	545	294,262
Invacare Corp. (b)	158	1,185
iRhythm Technologies, Inc. (a)(b)	106	7,856
Lantheus Holdings, Inc. (a)	178	4,462
LeMaitre Vascular, Inc.	75	2,564
LivaNova PLC (a)	230	16,972
Masimo Corp. (a)	245	36,454
Medtronic PLC	6,399	695,059
Meridian Bioscience, Inc.	173	1,642
Merit Medical Systems, Inc. (a)	272	8,285
Mesa Laboratories, Inc.	18	4,280
Natus Medical, Inc. (a)	146	4,649
Neogen Corp. (a)	267	18,185
Nevro Corp. (a)	143	12,294
NuVasive, Inc. (a)	255	16,162
Nuvectra Corp. (a)	72	98
OraSure Technologies, Inc. (a)	251	1,875
Orthofix International NV (a)	80	4,242
OrthoPediatrics Corp.(a)	29	1,023
Penumbra, Inc. (a)(b)	150	20,174
Quanterix Corp. (a)	45	988
Quidel Corp. (a)	167	10,245
ResMed, Inc.	684	92,415
Seaspine Holdings Corp. (a)	63	769
Senseonics Holdings, Inc. (a)(b)	429	424
SI-BONE, Inc.	32	565
Sientra, Inc. (a)	122	791
Staar Surgical Co. (a)(b)	132	3,403
STERIS PLC	401	57,940
Stryker Corp.	1,481	320,340
SurModics, Inc. (a)	68	3,110
Tactile Systems Technology, Inc. (a)	77	3,259
Tandem Diabetes Care, Inc. (a)	273	16,102
Teleflex, Inc.	218	74,066
The Cooper Companies, Inc.	236	70,092
TransEnterix, Inc. (a)(b)	693	430
Varex Imaging Corp. (a)	159	4,538
Varian Medical Systems, Inc. (a)	432	51,447
ViewRay, Inc. (a)(b)	238	690
West Pharmaceutical Services, Inc.	356	50,488
Wright Medical Group NV (a)	552	11,388
Zimmer Biomet Holdings, Inc.	963	132,191
		4,869,483
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)	454	14,110
Addus HomeCare Corp. (a)	47	3,726
Amedisys, Inc. (a)	148	19,389
American Renal Associates Holdings, Inc. (a)	30	190
AmerisourceBergen Corp.	741	61,007
AMN Healthcare Services, Inc. (a)	223	12,836
Anthem, Inc.	1,237	297,004
Apollo Medical Holdings, Inc. (a)	84	1,480
BioScrip, Inc. (a)	467	1,494
BioTelemetry, Inc. (a)	156	6,354
Brookdale Senior Living, Inc. (a)	917	6,951
Capital Senior Living Corp. (a)	83	364
Cardinal Health, Inc.	1,418	66,915
Centene Corp. (a)	1,946	84,184
Chemed Corp.	78	32,570
Cigna Corp.	1,821	276,410
Community Health Systems, Inc. (a)(b)	406	1,462
Corvel Corp. (a)	41	3,104
Covetrus, Inc. (a)(b)	417	4,958
Cross Country Healthcare, Inc. (a)	203	2,091
CVS Health Corp.	6,182	389,899
DaVita HealthCare Partners, Inc. (a)	602	34,356
Diplomat Pharmacy, Inc. (a)	187	916
Encompass Health Corp.	492	31,134
G1 Therapeutics, Inc. (a)(b)	118	2,688
HCA Holdings, Inc.	1,286	154,860
HealthEquity, Inc. (a)	258	14,743
Henry Schein, Inc. (a)	720	45,720
Humana, Inc.	657	167,975
Laboratory Corp. of America Holdings (a)	484	81,312
LHC Group, Inc. (a)	138	15,671
Magellan Health Services, Inc. (a)	118	7,328
McKesson Corp.	922	126,001
MEDNAX, Inc. (a)	409	9,252
Molina Healthcare, Inc. (a)	295	32,367
National Healthcare Corp.	50	4,093
Neuronetics, Inc. (a)	48	399
OptiNose, Inc. (a)	74	518
Owens & Minor, Inc.	217	1,261
Patterson Companies, Inc.	378	6,736
PetIQ, Inc. Class A (a)	79	2,154
Premier, Inc. (a)	256	7,404
Providence Service Corp. (a)	58	3,449
Quest Diagnostics, Inc.	648	69,355
R1 RCM, Inc. (a)	434	3,876
RadNet, Inc. (a)	199	2,858
Select Medical Holdings Corp. (a)	528	8,749
Surgery Partners, Inc. (a)	49	362
Tenet Healthcare Corp. (a)	373	8,251
The Ensign Group, Inc.	234	11,099
Tivity Health, Inc. (a)	175	2,910
Triple-S Management Corp.	109	1,461
U.S. Physical Therapy, Inc.	55	7,180
UnitedHealth Group, Inc.	4,592	997,933
Universal Health Services, Inc. Class B	404	60,095
Wellcare Health Plans, Inc. (a)	237	61,423
		3,272,387
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	897	9,849
Castlight Health, Inc. Class B (a)	342	482
Cerner Corp.	1,577	107,504
Computer Programs & Systems, Inc.	60	1,357
Evolent Health, Inc. (a)(b)	286	2,056
HealthStream, Inc. (a)	238	6,162
HMS Holdings Corp. (a)	378	13,028
Inovalon Holdings, Inc. Class A (a)(b)	349	5,720
Medidata Solutions, Inc. (a)	298	27,267
Nextgen Healthcare, Inc. (a)	194	3,040
Omnicell, Inc. (a)	191	13,804
Tabula Rasa HealthCare, Inc. (a)	80	4,395
Teladoc Health, Inc. (a)(b)	348	23,567
Veeva Systems, Inc. Class A (a)	577	88,102
Vocera Communications, Inc. (a)(b)	124	3,057
		309,390
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	129	2,396
Agilent Technologies, Inc.	1,500	114,945
Avantor, Inc.	1,066	15,670
Bio-Rad Laboratories, Inc. Class A (a)	95	31,610
Bio-Techne Corp.	185	36,199
Bruker Corp.	483	21,218
Cambrex Corp. (a)	158	9,401
Charles River Laboratories International, Inc. (a)	241	31,901
Codexis, Inc. (a)	211	2,894
Fluidigm Corp. (a)	199	921
Illumina, Inc. (a)	703	213,867
IQVIA Holdings, Inc. (a)	750	112,035
Luminex Corp.	177	3,655
Medpace Holdings, Inc. (a)	127	10,673
Mettler-Toledo International, Inc. (a)	119	83,824
Nanostring Technologies, Inc. (a)	115	2,483
NeoGenomics, Inc. (a)	448	8,566
Pacific Biosciences of California, Inc. (a)	604	3,117
PerkinElmer, Inc.	532	45,310
PRA Health Sciences, Inc. (a)	288	28,578
Syneos Health, Inc. (a)	292	15,537
Thermo Fisher Scientific, Inc.	1,924	560,403
Waters Corp. (a)	363	81,032
		1,436,235
Pharmaceuticals - 4.0%
AcelRx Pharmaceuticals, Inc. (a)(b)	380	836
Aclaris Therapeutics, Inc. (a)(b)	197	213
Adamis Pharmaceuticals Corp. (a)(b)	261	184
Aerie Pharmaceuticals, Inc. (a)(b)	170	3,267
Akcea Therapeutics, Inc. (a)	67	1,031
Akorn, Inc. (a)	464	1,763
Allergan PLC	1,514	254,791
Amneal Pharmaceuticals, Inc. (a)	344	998
Amphastar Pharmaceuticals, Inc. (a)	150	2,975
ANI Pharmaceuticals, Inc. (a)	36	2,624
Arvinas Holding Co. LLC (a)	30	647
Assertio Therapeutics, Inc. (a)	321	411
Athenex, Inc. (a)(b)	193	2,348
Biodelivery Sciences International, Inc. (a)	310	1,305
Bristol-Myers Squibb Co.	7,795	395,284
Cara Therapeutics, Inc. (a)(b)	154	2,815
Catalent, Inc. (a)	690	32,885
Collegium Pharmaceutical, Inc. (a)	127	1,458
Corcept Therapeutics, Inc. (a)	478	6,757
Corteva, Inc.	3,635	101,780
Cyclerion Therapeutics, Inc. (a)	54	654
CymaBay Therapeutics, Inc. (a)	265	1,357
Dermira, Inc. (a)	127	812
Dova Pharmaceuticals, Inc. (a)	86	2,404
Elanco Animal Health, Inc.	1,737	46,187
Eli Lilly & Co.	4,504	503,682
Endo International PLC (a)	828	2,658
Evolus, Inc. (a)	49	765
Horizon Pharma PLC (a)	820	22,329
Innoviva, Inc. (a)	276	2,909
Intersect ENT, Inc. (a)	124	2,109
Intra-Cellular Therapies, Inc. (a)(b)	221	1,651
Jazz Pharmaceuticals PLC (a)	286	36,648
Johnson & Johnson	12,799	1,655,935
Kala Pharmaceuticals, Inc. (a)(b)	139	529
Lannett Co., Inc. (a)(b)	145	1,624
Mallinckrodt PLC (a)(b)	356	858
Marinus Pharmaceuticals, Inc. (a)(b)	275	424
Merck & Co., Inc.	12,417	1,045,263
Mylan NV (a)	2,451	48,481
MyoKardia, Inc. (a)	150	7,823
Nektar Therapeutics (a)(b)	824	15,009
Neos Therapeutics, Inc. (a)(b)	116	172
Ocular Therapeutix, Inc. (a)(b)	194	590
Omeros Corp. (a)(b)	242	3,952
Pacira Biosciences, Inc. (a)	179	6,815
Paratek Pharmaceuticals, Inc. (a)	65	281
Perrigo Co. PLC	604	33,758
Pfizer, Inc.	27,596	991,524
Phibro Animal Health Corp. Class A	89	1,898
Prestige Brands Holdings, Inc. (a)	225	7,805
Reata Pharmaceuticals, Inc. (a)	77	6,182
Revance Therapeutics, Inc. (a)	160	2,080
Rhythm Pharmaceuticals, Inc. (a)	79	1,706
SIGA Technologies, Inc. (a)	162	829
Supernus Pharmaceuticals, Inc. (a)	255	7,007
TherapeuticsMD, Inc. (a)(b)	802	2,911
Theravance Biopharma, Inc. (a)(b)	215	4,188
Tricida, Inc. (a)	79	2,439
WAVE Life Sciences (a)	58	1,191
Xeris Pharmaceuticals, Inc. (a)	51	501
Zoetis, Inc. Class A	2,300	286,557
Zogenix, Inc. (a)	190	7,608
Zynerba Pharmaceuticals, Inc. (a)(b)	105	794
		5,585,271

TOTAL HEALTH CARE		18,959,676

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.5%
AAR Corp.	165	6,800
Aerojet Rocketdyne Holdings, Inc. (a)	342	17,274
AeroVironment, Inc. (a)	94	5,035
Arconic, Inc.	2,057	53,482
Astronics Corp. (a)	113	3,320
Axon Enterprise, Inc. (a)	278	15,785
BWX Technologies, Inc. (b)	472	27,003
Cubic Corp.	142	10,001
Curtiss-Wright Corp.	216	27,944
Ducommun, Inc. (a)	49	2,078
General Dynamics Corp.	1,324	241,935
Harris Corp.	563	117,464
HEICO Corp.	191	23,852
HEICO Corp. Class A	342	33,280
Hexcel Corp.	428	35,152
Huntington Ingalls Industries, Inc.	204	43,205
Kratos Defense & Security Solutions, Inc. (a)	383	7,122
Lockheed Martin Corp.	1,177	459,101
Maxar Technologies, Inc.	289	2,196
Mercury Systems, Inc. (a)	233	18,913
Moog, Inc. Class A	161	13,060
National Presto Industries, Inc.	20	1,782
Northrop Grumman Corp.	829	310,701
Park Aerospace Corp.	68	1,194
Raytheon Co.	1,359	266,622
Spirit AeroSystems Holdings, Inc. Class A	503	41,367
Teledyne Technologies, Inc. (a)	173	55,704
Textron, Inc.	1,156	56,598
The Boeing Co.	2,520	958,784
TransDigm Group, Inc.	229	119,233
Triumph Group, Inc.	238	5,445
United Technologies Corp.	3,868	528,059
Vectrus, Inc. (a)	59	2,398
Wesco Aircraft Holdings, Inc. (a)	290	3,193
		3,515,082
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	305	6,411
Atlas Air Worldwide Holdings, Inc. (a)	104	2,624
C.H. Robinson Worldwide, Inc. (b)	653	55,361
Echo Global Logistics, Inc. (a)	123	2,786
Expeditors International of Washington, Inc.	819	60,844
FedEx Corp.	1,162	169,152
Forward Air Corp.	128	8,156
Hub Group, Inc. Class A (a)	167	7,766
United Parcel Service, Inc. Class B	3,317	397,443
XPO Logistics, Inc. (a)(b)	601	43,014
		753,557
Airlines - 0.4%
Alaska Air Group, Inc.	591	38,362
Allegiant Travel Co.	56	8,381
American Airlines Group, Inc.	1,937	52,241
Delta Air Lines, Inc.	2,983	171,821
Hawaiian Holdings, Inc.	221	5,803
JetBlue Airways Corp. (a)	1,494	25,025
Mesa Air Group, Inc. (a)	77	519
SkyWest, Inc.	280	16,072
Southwest Airlines Co.	2,418	130,596
Spirit Airlines, Inc. (a)(b)	327	11,870
United Continental Holdings, Inc. (a)	1,086	96,013
		556,703
Building Products - 0.4%
A.O. Smith Corp.	697	33,254
AAON, Inc.	198	9,096
Advanced Drain Systems, Inc.	182	5,873
Allegion PLC	453	46,953
American Woodmark Corp. (a)	68	6,046
Apogee Enterprises, Inc.	123	4,796
Armstrong World Industries, Inc.	256	24,755
Builders FirstSource, Inc. (a)	556	11,440
Continental Building Products, Inc. (a)	163	4,448
COVIA Corp. (a)	109	220
CSW Industrials, Inc.	65	4,487
Fortune Brands Home & Security, Inc.	707	38,673
GCP Applied Technologies, Inc. (a)	307	5,910
Gibraltar Industries, Inc. (a)	141	6,478
GMS, Inc. (a)	152	4,365
Griffon Corp. (b)	139	2,915
Insteel Industries, Inc.	66	1,355
Jeld-Wen Holding, Inc. (a)	290	5,594
Johnson Controls International PLC	4,398	193,028
Lennox International, Inc.	171	41,548
Masco Corp.	1,448	60,353
Masonite International Corp. (a)	134	7,772
NCI Building Systems, Inc. (a)	253	1,531
Owens Corning	532	33,622
Patrick Industries, Inc. (a)	102	4,374
PGT, Inc. (a)	238	4,110
Quanex Building Products Corp.	138	2,495
Resideo Technologies, Inc. (a)	599	8,596
Simpson Manufacturing Co. Ltd.	202	14,013
Trex Co., Inc.(a)(b)	281	25,551
Universal Forest Products, Inc.	295	11,765
		625,416
Commercial Services & Supplies - 0.6%
ABM Industries, Inc. (b)	293	10,642
ACCO Brands Corp.	461	4,550
ADS Waste Holdings, Inc. (a)	342	11,139
Brady Corp. Class A	232	12,308
BrightView Holdings, Inc. (a)	87	1,492
Casella Waste Systems, Inc. Class A (a)	173	7,429
Cintas Corp.	414	110,993
Clean Harbors, Inc. (a)	260	20,072
Copart, Inc. (a)	966	77,599
Covanta Holding Corp.	493	8,524
Deluxe Corp.	204	10,029
Ennis, Inc.	111	2,243
Evoqua Water Technologies Corp. (a)	262	4,459
Healthcare Services Group, Inc. (b)	320	7,773
Heritage-Crystal Clean, Inc. (a)	46	1,219
Herman Miller, Inc.	289	13,320
HNI Corp.	194	6,887
Interface, Inc.	264	3,812
KAR Auction Services, Inc. (b)	721	17,701
Kimball International, Inc. Class B	173	3,339
Knoll, Inc.	218	5,526
LSC Communications, Inc.	90	124
Matthews International Corp. Class A	142	5,025
McGrath RentCorp.	105	7,307
Mobile Mini, Inc.	199	7,335
MSA Safety, Inc.	168	18,330
Pitney Bowes, Inc. (b)	793	3,624
Quad/Graphics, Inc. (b)	110	1,156
R.R. Donnelley & Sons Co.	324	1,221
Republic Services, Inc.	1,023	88,541
Rollins, Inc.	701	23,883
SP Plus Corp. (a)	113	4,181
Steelcase, Inc. Class A	407	7,489
Stericycle, Inc. (a)(b)	418	21,289
Team, Inc. (a)(b)	127	2,292
Tetra Tech, Inc.	289	25,074
The Brink's Co.	257	21,318
U.S. Ecology, Inc.	95	6,074
UniFirst Corp.	76	14,829
Viad Corp.	87	5,842
Waste Management, Inc.	1,867	214,705
		820,695
Construction & Engineering - 0.2%
AECOM (a)	762	28,621
Aegion Corp. (a)	158	3,378
Ameresco, Inc. Class A (a)	68	1,093
Arcosa, Inc.	214	7,321
Argan, Inc.	69	2,711
Comfort Systems U.S.A., Inc.	188	8,315
Dycom Industries, Inc. (a)	139	7,096
EMCOR Group, Inc.	279	24,027
Fluor Corp.	671	12,836
Granite Construction, Inc. (b)	201	6,458
Great Lakes Dredge & Dock Corp. (a)	253	2,644
HC2 Holdings, Inc. (a)(b)	258	606
Jacobs Engineering Group, Inc.	574	52,521
Keane Group, Inc. (a)	190	1,151
MasTec, Inc. (a)	304	19,739
MYR Group, Inc. (a)	70	2,190
NV5 Holdings, Inc. (a)	44	3,004
Orion Group Holdings, Inc. (a)	179	806
Primoris Services Corp.	174	3,412
Quanta Services, Inc.	739	27,934
Sterling Construction Co., Inc. (a)	89	1,170
Tutor Perini Corp. (a)(b)	192	2,751
Valmont Industries, Inc.	117	16,197
Williams Scotsman Corp. (a)	151	2,353
		238,334
Electrical Equipment - 0.6%
Acuity Brands, Inc.	202	27,228
Allied Motion Technologies, Inc.	28	989
AMETEK, Inc.	1,094	100,451
AZZ, Inc.	105	4,574
Eaton Corp. PLC	2,079	172,869
Emerson Electric Co.	2,995	200,246
Encore Wire Corp.	91	5,121
Energous Corp. (a)	47	156
EnerSys	202	13,320
Fortive Corp.	1,409	96,601
Generac Holdings, Inc. (a)	308	24,129
GrafTech International Ltd. (b)	282	3,610
Hubbell, Inc. Class B	268	35,215
Plug Power, Inc. (a)(b)	1,125	2,959
Regal Beloit Corp.	223	16,246
Rockwell Automation, Inc.	572	94,266
Sensata Technologies, Inc. PLC (a)	788	39,447
Sunrun, Inc. (a)(b)	334	5,579
Thermon Group Holdings, Inc. (a)	154	3,539
TPI Composites, Inc. (a)	66	1,238
Vicor Corp. (a)	81	2,391
Vivint Solar, Inc. (a)(b)	242	1,583
		851,757
Industrial Conglomerates - 1.2%
3M Co.	2,779	456,868
Carlisle Companies, Inc.	282	41,042
General Electric Co.	41,551	371,466
Honeywell International, Inc.	3,530	597,276
ITT, Inc.	433	26,495
Raven Industries, Inc.	184	6,157
Roper Technologies, Inc.	494	176,160
		1,675,464
Machinery - 1.8%
Actuant Corp. Class A (b)	343	7,525
AGCO Corp.	317	23,997
Alamo Group, Inc.	41	4,827
Albany International Corp. Class A	141	12,713
Allison Transmission Holdings, Inc.	580	27,289
Altra Industrial Motion Corp.	323	8,945
Apergy Corp. (a)	392	10,604
Astec Industries, Inc.	94	2,923
Barnes Group, Inc.	218	11,236
Blue Bird Corp. (a)	53	1,009
Briggs & Stratton Corp.	168	1,018
Cactus, Inc. (a)	157	4,544
Caterpillar, Inc.	2,820	356,194
Chart Industries, Inc. (a)	150	9,354
CIRCOR International, Inc. (a)	95	3,567
Colfax Corp. (a)	466	13,542
Columbus McKinnon Corp. (NY Shares)	95	3,461
Commercial Vehicle Group, Inc. (a)	157	1,132
Crane Co.	252	20,319
Cummins, Inc.	707	115,008
Deere & Co.	1,536	259,092
Donaldson Co., Inc.	657	34,217
Douglas Dynamics, Inc.	105	4,680
Dover Corp.	700	69,692
Energy Recovery, Inc. (a)(b)	161	1,492
EnPro Industries, Inc.	91	6,247
ESCO Technologies, Inc.	112	8,911
Federal Signal Corp.	270	8,840
Flowserve Corp.	638	29,801
Franklin Electric Co., Inc.	168	8,032
Gardner Denver Holdings, Inc. (a)(b)	611	17,285
Gates Industrial Corp. PLC (a)	173	1,742
Gorman-Rupp Co.	83	2,888
Graco, Inc.	803	36,970
Greenbrier Companies, Inc.	161	4,849
Harsco Corp. (a)	395	7,489
Hillenbrand, Inc.	290	8,955
Hyster-Yale Materials Handling Class A	44	2,408
IDEX Corp.	377	61,783
Illinois Tool Works, Inc.	1,456	227,849
Ingersoll-Rand PLC	1,159	142,800
John Bean Technologies Corp.	150	14,915
Kadant, Inc.	44	3,863
Kennametal, Inc.	420	12,911
Lincoln Electric Holdings, Inc. (b)	332	28,804
Lindsay Corp.	43	3,993
Lydall, Inc. (a)	95	2,366
Manitowoc Co., Inc. (a)	138	1,725
Meritor, Inc. (a)	378	6,993
Middleby Corp. (a)	267	31,212
Milacron Holdings Corp. (a)	327	5,451
Mueller Industries, Inc.	256	7,342
Mueller Water Products, Inc. Class A	758	8,520
Navistar International Corp. New (a)	314	8,827
NN, Inc.	162	1,155
Nordson Corp.	252	36,858
Oshkosh Corp.	353	26,757
PACCAR, Inc.	1,669	116,847
Parker Hannifin Corp.	633	114,326
Pentair PLC	783	29,597
ProPetro Holding Corp. (a)	308	2,800
Proto Labs, Inc. (a)	121	12,354
RBC Bearings, Inc. (a)	117	19,411
Rexnord Corp. (a)	544	14,715
Snap-On, Inc. (b)	263	41,170
Spartan Motors, Inc.	165	2,264
SPX Corp. (a)	188	7,522
SPX Flow, Inc. (a)(b)	199	7,853
Standex International Corp.	58	4,231
Stanley Black & Decker, Inc.	721	104,120
Sun Hydraulics Corp.	121	4,909
Tennant Co.	82	5,797
Terex Corp.	283	7,350
Timken Co.	382	16,621
Titan International, Inc.	190	513
Toro Co. (b)	501	36,723
TriMas Corp. (a)	188	5,762
Trinity Industries, Inc. (b)	731	14,386
Wabash National Corp.	234	3,395
WABCO Holdings, Inc. (a)	248	33,170
Wabtec Corp. (b)	640	45,990
Watts Water Technologies, Inc. Class A	120	11,248
Welbilt, Inc. (a)	576	9,711
Woodward, Inc.	273	29,438
Xylem, Inc.	846	67,359
		2,556,503
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	280	1,225
Genco Shipping & Trading Ltd. (a)	96	883
Kirby Corp. (a)	265	21,772
Matson, Inc.	189	7,089
		30,969
Professional Services - 0.5%
Asgn, Inc. (a)	280	17,601
Barrett Business Services, Inc.	29	2,576
BG Staffing, Inc.	37	707
CBIZ, Inc. (a)	251	5,899
CoStar Group, Inc. (a)	174	103,217
CRA International, Inc.	30	1,259
Equifax, Inc.	571	80,323
Exponent, Inc.	268	18,733
Forrester Research, Inc.	44	1,414
FTI Consulting, Inc. (a)	182	19,290
Heidrick & Struggles International, Inc.	75	2,048
Huron Consulting Group, Inc. (a)	109	6,686
ICF International, Inc.	82	6,927
IHS Markit Ltd. (a)	1,711	114,432
InnerWorkings, Inc. (a)	115	509
Insperity, Inc.	187	18,442
Kelly Services, Inc. Class A (non-vtg.)	148	3,585
Kforce, Inc.	103	3,897
Korn Ferry	253	9,776
Manpower, Inc.	306	25,777
Navigant Consulting, Inc.	206	5,758
Nielsen Holdings PLC	1,685	35,806
Resources Connection, Inc.	147	2,498
Robert Half International, Inc.	584	32,505
TransUnion Holding Co., Inc.	876	71,052
TriNet Group, Inc. (a)	217	13,495
TrueBlue, Inc. (a)	169	3,566
Verisk Analytics, Inc.	776	122,717
Willdan Group, Inc. (a)	46	1,614
		732,109
Road & Rail - 1.0%
AMERCO	37	14,431
ArcBest Corp.	117	3,563
Avis Budget Group, Inc. (a)	316	8,930
Covenant Transport Group, Inc. Class A (a)	46	756
CSX Corp.	3,831	265,373
Daseke, Inc. (a)(b)	301	753
Genesee & Wyoming, Inc. Class A (a)	275	30,390
Heartland Express, Inc.	192	4,130
Hertz Global Holdings, Inc. (a)	285	3,944
J.B. Hunt Transport Services, Inc.	412	45,588
Kansas City Southern	482	64,111
Knight-Swift Transportation Holdings, Inc. Class A (b)	613	22,252
Landstar System, Inc. (b)	214	24,092
Marten Transport Ltd.	166	3,449
Norfolk Southern Corp.	1,301	233,738
Old Dominion Freight Lines, Inc.	310	52,691
Ryder System, Inc.	268	13,874
Saia, Inc. (a)	127	11,900
Schneider National, Inc. Class B	120	2,606
U.S. Xpress Enterprises, Inc. (a)(b)	105	506
U.S.A. Truck, Inc. (a)	46	369
Union Pacific Corp.	3,517	569,684
Universal Logistics Holdings, Inc.	45	1,048
Werner Enterprises, Inc. (b)	185	6,531
YRC Worldwide, Inc. (a)(b)	116	350
		1,385,059
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	550	23,001
Aircastle Ltd.	227	5,092
Applied Industrial Technologies, Inc.	171	9,713
Beacon Roofing Supply, Inc. (a)	306	10,260
BlueLinx Corp. (a)	35	1,132
BMC Stock Holdings, Inc. (a)	296	7,749
CAI International, Inc. (a)	77	1,676
DXP Enterprises, Inc. (a)	76	2,639
Fastenal Co.	2,714	88,666
GATX Corp. (b)	182	14,110
General Finance Corp. (a)	102	902
H&E Equipment Services, Inc.	143	4,127
HD Supply Holdings, Inc. (a)	901	35,297
Herc Holdings, Inc. (a)	118	5,488
Kaman Corp.	193	11,476
MRC Global, Inc. (a)	378	4,585
MSC Industrial Direct Co., Inc. Class A	235	17,045
Now, Inc. (a)	479	5,494
Rush Enterprises, Inc. Class A	131	5,054
SiteOne Landscape Supply, Inc. (a)(b)	199	14,730
Systemax, Inc.	49	1,078
Textainer Group Holdings Ltd. (a)	142	1,407
Titan Machinery, Inc. (a)	65	932
Triton International Ltd.	226	7,648
United Rentals, Inc. (a)	385	47,986
Univar, Inc. (a)	574	11,916
Veritiv Corp. (a)	66	1,193
W.W. Grainger, Inc.	216	64,184
Watsco, Inc. (b)	155	26,223
WESCO International, Inc. (a)	201	9,602
		440,405
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	330	13,025

TOTAL INDUSTRIALS		14,195,078

INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 1.1%
Acacia Communications, Inc. (a)	125	8,175
ADTRAN, Inc.	212	2,405
Applied Optoelectronics, Inc. (a)	70	785
Arista Networks, Inc. (a)	246	58,774
CalAmp Corp. (a)	151	1,740
Calix Networks, Inc. (a)	242	1,546
Ciena Corp. (a)	680	26,676
Cisco Systems, Inc.	21,456	1,060,141
CommScope Holding Co., Inc. (a)	920	10,819
Comtech Telecommunications Corp.	113	3,673
EchoStar Holding Corp. Class A (a)	237	9,390
Extreme Networks, Inc. (a)	590	4,292
F5 Networks, Inc. (a)	294	41,283
Harmonic, Inc. (a)	405	2,665
Infinera Corp. (a)	760	4,142
InterDigital, Inc.	155	8,133
Juniper Networks, Inc.	1,676	41,481
Lumentum Holdings, Inc. (a)	356	19,067
Motorola Solutions, Inc.	783	133,431
NETGEAR, Inc. (a)	135	4,350
NetScout Systems, Inc. (a)	335	7,725
Plantronics, Inc. (b)	165	6,158
Sonus Networks, Inc. (a)	174	1,016
Ubiquiti, Inc.	93	10,998
ViaSat, Inc. (a)	273	20,562
Viavi Solutions, Inc. (a)	1,185	16,596
		1,506,023
Electronic Equipment & Components - 0.9%
ADT, Inc. (b)	579	3,630
Amphenol Corp. Class A	1,441	139,057
Anixter International, Inc. (a)	129	8,916
Arlo Technologies, Inc. (a)	335	1,142
Arrow Electronics, Inc. (a)	433	32,293
Avnet, Inc.	566	25,179
AVX Corp.	208	3,162
Badger Meter, Inc.	129	6,927
Belden, Inc.	194	10,348
Benchmark Electronics, Inc.	192	5,580
Cardtronics PLC (a)(b)	188	5,685
Casa Systems, Inc. (a)	111	872
CDW Corp.	721	88,856
Cognex Corp.	825	40,532
Coherent, Inc. (a)	118	18,139
Corning, Inc.	3,844	109,631
CTS Corp.	141	4,563
Daktronics, Inc.	114	842
Dell Technologies, Inc. (a)	711	36,872
Dolby Laboratories, Inc. Class A	302	19,521
ePlus, Inc. (a)	57	4,337
Fabrinet (a)	175	9,153
FARO Technologies, Inc. (a)	72	3,481
Fitbit, Inc. (a)(b)	888	3,383
FLIR Systems, Inc.	675	35,498
II-VI, Inc. (a)(b)	371	13,063
Insight Enterprises, Inc. (a)	153	8,521
IPG Photonics Corp. (a)	181	24,544
Itron, Inc. (a)	164	12,129
Jabil, Inc.	733	26,219
KEMET Corp. (b)	268	4,872
Keysight Technologies, Inc. (a)	899	87,428
Knowles Corp. (a)	403	8,197
Littelfuse, Inc.	120	21,277
Methode Electronics, Inc. Class A	163	5,483
MTS Systems Corp.	74	4,089
National Instruments Corp.	604	25,362
Novanta, Inc. (a)	156	12,748
OSI Systems, Inc. (a)	76	7,719
Par Technology Corp. (a)	38	903
PC Connection, Inc.	41	1,595
Plexus Corp. (a)	138	8,626
Rogers Corp. (a)	88	12,030
Sanmina Corp. (a)	303	9,729
ScanSource, Inc. (a)	125	3,819
SYNNEX Corp.	216	24,386
TE Connectivity Ltd.	1,622	151,138
Tech Data Corp. (a)	181	18,867
Trimble, Inc. (a)	1,210	46,960
TTM Technologies, Inc. (a)	400	4,878
Vishay Intertechnology, Inc. (b)	688	11,648
Vishay Precision Group, Inc. (a)	46	1,506
Zebra Technologies Corp. Class A (a)	255	52,624
		1,227,959
Internet Software & Services - 0.0%
Razer, Inc. (a)(c)	17,000	3,275
IT Services - 4.9%
Accenture PLC Class A	3,037	584,167
Akamai Technologies, Inc. (a)	783	71,551
Alliance Data Systems Corp.	225	28,829
Amdocs Ltd.	667	44,095
Automatic Data Processing, Inc.	2,089	337,206
Booz Allen Hamilton Holding Corp. Class A	693	49,217
Broadridge Financial Solutions, Inc.	555	69,059
CACI International, Inc. Class A (a)	127	29,370
Carbonite, Inc. (a)	151	2,339
Cass Information Systems, Inc.	54	2,915
Cognizant Technology Solutions Corp. Class A	2,743	165,307
Conduent, Inc. (a)	824	5,125
CoreLogic, Inc. (a)	410	18,971
CSG Systems International, Inc. (b)	144	7,442
DXC Technology Co.	1,335	39,383
Endurance International Group Holdings, Inc. (a)	325	1,219
EPAM Systems, Inc. (a)	248	45,215
Euronet Worldwide, Inc. (a)	246	35,990
EVERTEC, Inc.	291	9,085
EVO Payments, Inc. Class A (a)	110	3,093
ExlService Holdings, Inc. (a)	152	10,178
Fidelity National Information Services, Inc.	1,565	207,769
Fiserv, Inc. (a)	1,904	197,235
FleetCor Technologies, Inc. (a)	418	119,874
Gartner, Inc. (a)	431	61,629
Genpact Ltd.	659	25,536
Global Payments, Inc.	750	119,250
GoDaddy, Inc. (a)	793	52,322
GreenSky, Inc. Class A (a)(b)	213	1,458
GTT Communications, Inc. (a)(b)	132	1,243
Hackett Group, Inc.	103	1,695
i3 Verticals, Inc. Class A (a)	42	845
IBM Corp.	4,335	630,396
Internap Network Services Corp. (a)	15	39
Jack Henry & Associates, Inc.	366	53,425
KBR, Inc.	672	16,491
Leidos Holdings, Inc.	708	60,803
Limelight Networks, Inc. (a)	540	1,636
Liveramp Holdings, Inc. (a)	328	14,091
ManTech International Corp. Class A	134	9,569
MasterCard, Inc. Class A	4,335	1,177,256
Maximus, Inc.	313	24,182
MongoDB, Inc. Class A (a)(b)	133	16,024
NIC, Inc.	308	6,360
Okta, Inc. (a)	372	36,627
Paychex, Inc.	1,523	126,059
PayPal Holdings, Inc. (a)	5,626	582,797
Perficient, Inc. (a)	142	5,478
Perspecta, Inc.	737	19,250
Presidio, Inc.	141	2,383
Sabre Corp.	1,292	28,934
Science Applications International Corp.	259	22,624
ServiceSource International, Inc. (a)	676	595
Square, Inc. (a)	1,461	90,509
Switch, Inc. Class A	179	2,796
Sykes Enterprises, Inc. (a)	182	5,576
The Western Union Co. (b)	2,078	48,147
Ttec Holdings, Inc.	67	3,208
Twilio, Inc. Class A (a)(b)	378	41,565
Unisys Corp. (a)(b)	243	1,805
VeriSign, Inc. (a)	512	96,579
Virtusa Corp. (a)	138	4,971
Visa, Inc. Class A (b)	8,378	1,441,100
WEX, Inc. (a)	206	41,626
		6,961,513
Semiconductors & Semiconductor Equipment - 3.7%
Adesto Technologies Corp. (a)(b)	135	1,156
Advanced Energy Industries, Inc. (a)	172	9,875
Advanced Micro Devices, Inc. (a)	4,174	121,004
Amkor Technology, Inc. (a)	584	5,314
Analog Devices, Inc.	1,767	197,427
Applied Materials, Inc.	4,695	234,281
Axcelis Technologies, Inc. (a)	141	2,410
AXT, Inc. (a)	227	808
Broadcom, Inc.	1,973	544,686
Brooks Automation, Inc.	349	12,923
Cabot Microelectronics Corp.	154	21,746
Ceva, Inc. (a)	115	3,434
Cirrus Logic, Inc. (a)	288	15,431
Cohu, Inc.	199	2,688
Cree, Inc. (a)	501	24,549
Cypress Semiconductor Corp.	1,715	40,028
Diodes, Inc. (a)	176	7,066
Enphase Energy, Inc. (a)(b)	382	8,492
Entegris, Inc.	692	32,566
First Solar, Inc. (a)	360	20,884
FormFactor, Inc. (a)	343	6,395
Ichor Holdings Ltd. (a)	101	2,442
Impinj, Inc. (a)	72	2,220
Inphi Corp. (a)	217	13,248
Intel Corp.	21,773	1,121,963
KLA-Tencor Corp.	732	116,717
Kulicke & Soffa Industries, Inc.	290	6,809
Lam Research Corp.	734	169,635
Lattice Semiconductor Corp. (a)	615	11,245
MACOM Technology Solutions Holdings, Inc. (a)	213	4,578
Marvell Technology Group Ltd. (b)	2,813	70,241
Maxim Integrated Products, Inc.	1,307	75,688
MaxLinear, Inc. Class A (a)	283	6,334
Microchip Technology, Inc. (b)	1,137	105,639
Micron Technology, Inc. (a)	5,354	229,419
MKS Instruments, Inc.	260	23,993
Monolithic Power Systems, Inc.	194	30,192
Nanometrics, Inc. (a)	109	3,556
NeoPhotonics Corp. (a)	104	633
NVE Corp.	22	1,460
NVIDIA Corp.	2,914	507,240
ON Semiconductor Corp. (a)	2,001	38,439
PDF Solutions, Inc. (a)	137	1,791
Photronics, Inc. (a)	267	2,905
Pixelworks, Inc. (a)	100	370
Power Integrations, Inc. (b)	140	12,660
Qorvo, Inc. (a)	587	43,520
Qualcomm, Inc.	5,785	441,280
Rambus, Inc. (a)	548	7,193
Rudolph Technologies, Inc. (a)	147	3,875
Semtech Corp. (a)	329	15,993
Silicon Laboratories, Inc. (a)	213	23,718
Skyworks Solutions, Inc.	841	66,649
SMART Global Holdings, Inc. (a)	51	1,299
SolarEdge Technologies, Inc. (a)	204	17,079
SunPower Corp. (a)(b)	280	3,072
Synaptics, Inc. (a)	170	6,792
Teradyne, Inc.	859	49,745
Texas Instruments, Inc.	4,582	592,178
Ultra Clean Holdings, Inc. (a)	182	2,664
Universal Display Corp.	200	33,580
Veeco Instruments, Inc. (a)	207	2,418
Versum Materials, Inc.	519	27,471
Xilinx, Inc.	1,202	115,272
Xperi Corp.	213	4,405
		5,330,783
Software - 6.8%
2U, Inc. (a)	255	4,151
8x8, Inc. (a)	487	10,091
A10 Networks, Inc. (a)	232	1,610
ACI Worldwide, Inc. (a)	576	18,043
Adobe, Inc. (a)	2,329	643,386
Alarm.com Holdings, Inc. (a)	154	7,183
Altair Engineering, Inc. Class A (a)(b)	121	4,189
Alteryx, Inc. Class A (a)(b)	145	15,577
American Software, Inc. Class A	101	1,517
ANSYS, Inc. (a)	402	88,987
AppFolio, Inc. (a)	49	4,662
Appian Corp. Class A (a)(b)	125	5,938
Aspen Technology, Inc. (a)	339	41,724
Autodesk, Inc. (a)	1,049	154,937
Avaya Holdings Corp. (a)	472	4,829
Benefitfocus, Inc. (a)	94	2,238
Black Knight, Inc. (a)	700	42,742
Blackbaud, Inc.	246	22,224
BlackLine, Inc. (a)	176	8,415
Bottomline Technologies, Inc. (a)	155	6,099
Box, Inc. Class A (a)	697	11,542
Cadence Design Systems, Inc. (a)	1,337	88,349
Cardlytics, Inc. (a)	48	1,609
CDK Global, Inc.	638	30,681
Ceridian HCM Holding, Inc. (a)	159	7,850
Cision Ltd. (a)(b)	310	2,384
Citrix Systems, Inc.	607	58,588
Cloudera, Inc. (a)(b)	1,046	9,268
CommVault Systems, Inc. (a)	170	7,601
Cornerstone OnDemand, Inc. (a)	291	15,953
Coupa Software, Inc. (a)	249	32,263
Digimarc Corp. (a)	49	1,915
Domo, Inc. Class B (a)	35	559
Dropbox, Inc. Class A (a)	402	8,108
Ebix, Inc.	96	4,042
eGain Communications Corp. (a)	87	696
Envestnet, Inc. (a)(b)	220	12,474
Everbridge, Inc. (a)	138	8,516
Fair Isaac Corp. (a)	155	47,046
FireEye, Inc. (a)	973	12,980
Five9, Inc. (a)	284	15,262
Forescout Technologies, Inc. (a)	99	3,754
Fortinet, Inc. (a)	688	52,811
Guidewire Software, Inc. (a)	393	41,414
HubSpot, Inc. (a)	174	26,380
Instructure, Inc. (a)(b)	162	6,276
Intuit, Inc.	1,238	329,234
j2 Global, Inc.	235	21,343
LivePerson, Inc. (a)	333	11,888
LogMeIn, Inc.	250	17,740
Manhattan Associates, Inc. (a)	309	24,927
Microsoft Corp.	36,865	5,125,287
MicroStrategy, Inc. Class A (a)	41	6,083
Mitek Systems, Inc. (a)	118	1,139
MobileIron, Inc. (a)	330	2,160
Model N, Inc. (a)	121	3,359
Monotype Imaging Holdings, Inc.	164	3,249
New Relic, Inc. (a)	231	14,195
Nuance Communications, Inc. (a)	1,425	23,242
Nutanix, Inc. Class A (a)	335	8,794
Onespan, Inc. (a)	119	1,726
Oracle Corp.	12,158	669,055
Palo Alto Networks, Inc. (a)	447	91,112
Parametric Technology Corp. (a)	512	34,908
Paycom Software, Inc. (a)	230	48,183
Paylocity Holding Corp. (a)	152	14,832
Pegasystems, Inc.	160	10,888
Pivotal Software, Inc. (a)	193	2,880
Pluralsight, Inc. (a)	90	1,512
Progress Software Corp.	222	8,449
Proofpoint, Inc. (a)	274	35,360
PROS Holdings, Inc. (a)	169	10,072
Q2 Holdings, Inc. (a)(b)	183	14,433
QAD, Inc. Class A	40	1,847
Qualys, Inc. (a)	170	12,847
Rapid7, Inc. (a)	210	9,532
RealPage, Inc. (a)	383	24,075
RingCentral, Inc. (a)(b)	324	40,714
SailPoint Technologies Holding, Inc. (a)(b)	315	5,887
Salesforce.com, Inc. (a)	3,649	541,658
SecureWorks Corp. (a)	46	595
ServiceNow, Inc. (a)	850	215,773
ShotSpotter, Inc. (a)	27	622
Smartsheet, Inc. (a)	58	2,090
Splunk, Inc. (a)	695	81,913
SPS Commerce, Inc. (a)	180	8,473
SS&C Technologies Holdings, Inc.	1,030	53,117
Symantec Corp.	3,039	71,812
Synopsys, Inc. (a)	707	97,036
Teradata Corp. (a)	597	18,507
The Trade Desk, Inc. (a)(b)	170	31,884
TiVo Corp.	528	4,021
Tyler Technologies, Inc. (a)	183	48,038
Upland Software, Inc. (a)	67	2,336
Upwork, Inc.	314	4,178
Varonis Systems, Inc. (a)	131	7,831
Verint Systems, Inc. (a)	317	13,561
VirnetX Holding Corp. (a)(b)	205	1,107
VMware, Inc. Class A (b)	360	54,022
Workday, Inc. Class A (a)	701	119,142
Workiva, Inc. (a)	112	4,909
Yext, Inc. (a)	259	4,116
Zendesk, Inc. (a)	503	36,659
Zix Corp. (a)	261	1,890
Zuora, Inc. (a)	56	843
		9,653,948
Technology Hardware, Storage & Peripherals - 3.8%
3D Systems Corp. (a)(b)	483	3,936
Apple, Inc.	21,509	4,817,371
Diebold Nixdorf, Inc. (a)(b)	336	3,763
Hewlett Packard Enterprise Co.	6,757	102,504
HP, Inc.	7,588	143,565
Immersion Corp. (a)	125	956
NCR Corp. (a)(b)	587	18,526
NetApp, Inc.	1,189	62,434
Pure Storage, Inc. Class A (a)	784	13,281
Seagate Technology LLC	1,251	67,291
Western Digital Corp.	1,373	81,886
Xerox Holdings Corp.	1,030	30,807
		5,346,320

TOTAL INFORMATION TECHNOLOGY		30,029,821

MATERIALS - 2.9%
Chemicals - 1.9%
A. Schulman, Inc. rights (a)(d)	54	23
AdvanSix, Inc. (a)	134	3,446
Air Products & Chemicals, Inc.	1,049	232,731
Albemarle Corp. U.S. (b)	511	35,525
American Vanguard Corp.	121	1,900
Amyris, Inc. (a)(b)	218	1,038
Ashland Global Holdings, Inc.	313	24,117
Axalta Coating Systems Ltd. (a)	1,031	31,085
Balchem Corp.	158	15,672
Cabot Corp.	307	13,913
Celanese Corp. Class A	632	77,287
CF Industries Holdings, Inc.	1,094	53,825
Chase Corp.	34	3,719
Dow, Inc.	3,624	172,684
DowDuPont, Inc.	3,657	260,781
Eastman Chemical Co.	662	48,875
Ecolab, Inc.	1,215	240,619
Element Solutions, Inc. (a)	1,187	12,084
Ferro Corp. (a)	371	4,400
Flotek Industries, Inc. (a)	172	378
FMC Corp.	734	64,357
FutureFuel Corp.	94	1,122
H.B. Fuller Co.	235	10,942
Hawkins, Inc.	34	1,445
Huntsman Corp.	1,079	25,098
Ingevity Corp. (a)	209	17,732
Innophos Holdings, Inc.	77	2,499
Innospec, Inc.	123	10,964
International Flavors & Fragrances, Inc. (b)	480	58,891
Intrepid Potash, Inc. (a)	452	1,478
Koppers Holdings, Inc. (a)	97	2,833
Kraton Performance Polymers, Inc. (a)	144	4,650
Kronos Worldwide, Inc.	103	1,274
Linde PLC	2,627	508,902
LyondellBasell Industries NV Class A	1,507	134,831
Minerals Technologies, Inc.	160	8,494
NewMarket Corp.	42	19,828
Olin Corp.	751	14,059
OMNOVA Solutions, Inc. (a)	207	2,084
PolyOne Corp.	442	14,431
PPG Industries, Inc.	1,131	134,035
PQ Group Holdings, Inc. (a)	165	2,630
Quaker Chemical Corp.	70	11,070
Rayonier Advanced Materials, Inc.	220	953
RPM International, Inc.	636	43,763
Sensient Technologies Corp.	193	13,249
Sherwin-Williams Co.	393	216,099
Stepan Co.	89	8,638
The Chemours Co. LLC (b)	827	12,355
The Mosaic Co.	1,673	34,297
The Scotts Miracle-Gro Co. Class A	191	19,448
Tredegar Corp.	93	1,815
Trinseo SA (b)	191	8,203
Tronox Holdings PLC	426	3,536
Valvoline, Inc.	887	19,541
Venator Materials PLC (a)	255	622
W.R. Grace & Co.	343	22,899
Westlake Chemical Corp.	174	11,400
		2,704,569
Construction Materials - 0.2%
Eagle Materials, Inc. (b)	227	20,432
Forterra, Inc. (a)(b)	139	1,005
Martin Marietta Materials, Inc.	299	81,956
nVent Electric PLC	867	19,109
Summit Materials, Inc. (a)	542	12,032
U.S. Concrete, Inc. (a)	62	3,427
Vulcan Materials Co.	629	95,130
		233,091
Containers & Packaging - 0.4%
Amcor PLC	2,172	21,177
Aptargroup, Inc.	306	36,246
Avery Dennison Corp.	409	46,450
Ball Corp.	1,626	118,389
Berry Global Group, Inc. (a)	630	24,740
Crown Holdings, Inc. (a)	639	42,212
Graphic Packaging Holding Co. (b)	1,591	23,467
Greif, Inc. Class A	128	4,850
International Paper Co.	1,924	80,462
Myers Industries, Inc.	165	2,912
Owens-Illinois, Inc.	715	7,343
Packaging Corp. of America	448	47,533
Sealed Air Corp.	754	31,299
Silgan Holdings, Inc.	340	10,212
Sonoco Products Co.	473	27,533
WestRock Co.	1,195	43,558
		568,383
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	1,501	3,407
Alcoa Corp. (a)	944	18,946
Allegheny Technologies, Inc. (a)(b)	633	12,818
Atkore International Group, Inc. (a)	203	6,161
Carpenter Technology Corp.	229	11,830
Century Aluminum Co. (a)	213	1,413
Cleveland-Cliffs, Inc. (b)	1,454	10,498
Coeur d'Alene Mines Corp. (a)	1,053	5,065
Commercial Metals Co.	519	9,020
Compass Minerals International, Inc.	179	10,112
Coronado Global Resources, Inc. unit (c)	791	1,233
Freeport-McMoRan, Inc.	6,914	66,167
Gold Resource Corp.	192	586
Haynes International, Inc.	56	2,007
Hecla Mining Co.	2,182	3,840
Kaiser Aluminum Corp.	88	8,709
Livent Corp.	520	3,479
Materion Corp.	92	5,645
McEwen Mining, Inc. (b)	1,043	1,627
Newmont Goldcorp Corp.	2,509	95,141
Nucor Corp.	1,494	76,060
Olympic Steel, Inc.	50	720
Reliance Steel & Aluminum Co.	334	33,286
Royal Gold, Inc.	313	38,565
Ryerson Holding Corp. (a)	91	776
Schnitzer Steel Industries, Inc. Class A	107	2,211
Steel Dynamics, Inc.	1,107	32,989
SunCoke Energy, Inc.	301	1,698
TimkenSteel Corp. (a)(b)	156	981
United States Steel Corp. (b)	868	10,025
Universal Stainless & Alloy Products, Inc. (a)	61	952
Warrior Metropolitan Coal, Inc.	184	3,592
Worthington Industries, Inc.	174	6,273
		485,832
Paper & Forest Products - 0.0%
Boise Cascade Co.	169	5,508
Clearwater Paper Corp. (a)	66	1,394
Domtar Corp.	338	12,104
Louisiana-Pacific Corp.	691	16,985
Mercer International, Inc. (SBI)	182	2,282
Neenah, Inc.	73	4,754
P.H. Glatfelter Co.	203	3,124
Resolute Forest Products	354	1,664
Schweitzer-Mauduit International, Inc.	131	4,905
Verso Corp. (a)(b)	155	1,919
		54,639

TOTAL MATERIALS		4,046,514

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Acadia Realty Trust (SBI)	355	10,146
Agree Realty Corp.	162	11,850
Alexander & Baldwin, Inc.	288	7,059
Alexanders, Inc.	17	5,923
Alexandria Real Estate Equities, Inc.	508	78,252
American Assets Trust, Inc.	474	22,155
American Campus Communities, Inc.	661	31,781
American Finance Trust, Inc.	200	2,792
American Homes 4 Rent Class A	1,290	33,398
American Tower Corp.	2,102	464,815
Americold Realty Trust	256	9,490
Apartment Investment & Management Co. Class A	718	37,437
Apple Hospitality (REIT), Inc.	909	15,071
Armada Hoffler Properties, Inc.	209	3,781
Ashford Hospitality Trust, Inc.	297	983
AvalonBay Communities, Inc.	649	139,749
Bluerock Residential Growth (REIT), Inc.	100	1,177
Boston Properties, Inc.	721	93,485
Braemar Hotels & Resorts, Inc.	135	1,268
Brandywine Realty Trust (SBI)	778	11,787
Brixmor Property Group, Inc.	1,518	30,800
Camden Property Trust (SBI)	488	54,173
CareTrust (REIT), Inc.	356	8,368
CatchMark Timber Trust, Inc.	168	1,793
CBL & Associates Properties, Inc. (b)	625	806
Cedar Realty Trust, Inc.	264	792
Chatham Lodging Trust	207	3,757
City Office REIT, Inc.	179	2,576
Colony Capital, Inc.	2,355	14,177
Columbia Property Trust, Inc.	496	10,490
Community Healthcare Trust, Inc.	67	2,985
CorEnergy Infrastructure Trust, Inc.	47	2,219
CorePoint Lodging, Inc.	163	1,648
CoreSite Realty Corp.	184	22,420
Corporate Office Properties Trust (SBI)	475	14,146
Corrections Corp. of America	531	9,176
Cousins Properties, Inc.	495	18,607
Crown Castle International Corp.	1,980	275,240
CubeSmart	888	30,991
CyrusOne, Inc.	499	39,471
DDR Corp.	701	10,592
DiamondRock Hospitality Co.	2,126	21,792
Digital Realty Trust, Inc.	970	125,916
Douglas Emmett, Inc.	801	34,307
Duke Realty Corp.	1,697	57,647
Easterly Government Properties, Inc.	481	10,245
EastGroup Properties, Inc.	168	21,003
Empire State Realty Trust, Inc.	703	10,032
EPR Properties	396	30,437
Equinix, Inc.	383	220,914
Equity Commonwealth	563	19,283
Equity Lifestyle Properties, Inc.	420	56,112
Equity Residential (SBI)	1,731	149,316
Essential Properties Realty Trust, Inc.	161	3,689
Essex Property Trust, Inc.	314	102,568
Extra Space Storage, Inc.	594	69,391
Farmland Partners, Inc.	171	1,142
Federal Realty Investment Trust (SBI)	343	46,696
First Industrial Realty Trust, Inc.	548	21,679
Four Corners Property Trust, Inc.	304	8,597
Franklin Street Properties Corp.	453	3,832
Front Yard Residential Corp. Class B	216	2,497
Gaming & Leisure Properties	972	37,169
Getty Realty Corp.	352	11,285
Gladstone Commercial Corp.	116	2,726
Gladstone Land Corp.	81	964
Global Medical REIT, Inc.	100	1,140
Global Net Lease, Inc.	337	6,572
Government Properties Income Trust	203	6,220
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	299	8,716
HCP, Inc.	2,286	81,450
Healthcare Realty Trust, Inc.	607	20,335
Healthcare Trust of America, Inc.	1,036	30,438
Hersha Hospitality Trust	131	1,949
Highwoods Properties, Inc. (SBI)	529	23,773
Hospitality Properties Trust (SBI)	820	21,148
Host Hotels & Resorts, Inc.	3,494	60,411
Hudson Pacific Properties, Inc.	776	25,965
Independence Realty Trust, Inc.	358	5,123
Industrial Logistics Properties Trust	301	6,396
Investors Real Estate Trust	57	4,256
Invitation Homes, Inc.	1,395	41,306
Iron Mountain, Inc.	1,348	43,662
iStar Financial, Inc.	304	3,967
JBG SMITH Properties	472	18,507
Jernigan Capital, Inc.	61	1,174
Kilroy Realty Corp.	483	37,621
Kimco Realty Corp.	2,088	43,597
Kite Realty Group Trust	342	5,523
Lamar Advertising Co. Class A	426	34,902
Lexington Corporate Properties Trust	1,051	10,773
Liberty Property Trust (SBI)	702	36,034
Life Storage, Inc.	214	22,558
LTC Properties, Inc.	165	8,451
Mack-Cali Realty Corp.	450	9,747
Medical Properties Trust, Inc.	1,844	36,069
Mid-America Apartment Communities, Inc.	533	69,295
Monmouth Real Estate Investment Corp. Class A	642	9,251
National Health Investors, Inc.	183	15,077
National Retail Properties, Inc.	788	44,443
National Storage Affiliates Trust	283	9,444
New Senior Investment Group, Inc.	378	2,525
NexPoint Residential Trust, Inc.	94	4,395
Omega Healthcare Investors, Inc.	973	40,662
Outfront Media, Inc.	704	19,557
Paramount Group, Inc.	892	11,908
Park Hotels & Resorts, Inc.	1,037	25,894
Pebblebrook Hotel Trust	650	18,083
Pennsylvania Real Estate Investment Trust (SBI) (b)	290	1,659
Physicians Realty Trust	870	15,443
Piedmont Office Realty Trust, Inc. Class A	612	12,779
Potlatch Corp.	326	13,394
Preferred Apartment Communities, Inc. Class A	193	2,789
Prologis, Inc.	3,000	255,660
PS Business Parks, Inc.	94	17,103
Public Storage	714	175,123
QTS Realty Trust, Inc. Class A	284	14,600
Ramco-Gershenson Properties Trust (SBI)	314	4,255
Rayonier, Inc.	637	17,963
Realty Income Corp.	1,405	107,735
Regency Centers Corp.	852	59,205
Retail Opportunity Investments Corp.	462	8,422
Retail Properties America, Inc.	939	11,568
Rexford Industrial Realty, Inc.	428	18,841
RLJ Lodging Trust	765	12,997
Ryman Hospitality Properties, Inc.	244	19,962
Sabra Health Care REIT, Inc.	908	20,848
Saul Centers, Inc.	42	2,289
SBA Communications Corp. Class A	542	130,703
Senior Housing Properties Trust (SBI)	1,061	9,820
Seritage Growth Properties	143	6,076
Simon Property Group, Inc.	1,476	229,739
SL Green Realty Corp.	434	35,480
Spirit MTA REIT	227	1,916
Spirit Realty Capital, Inc.	444	21,250
Stag Industrial, Inc.	473	13,944
Store Capital Corp.	927	34,679
Summit Hotel Properties, Inc.	434	5,034
Sun Communities, Inc.	405	60,122
Sunstone Hotel Investors, Inc.	989	13,589
Tanger Factory Outlet Centers, Inc. (b)	391	6,053
Taubman Centers, Inc.	305	12,453
Terreno Realty Corp.	343	17,524
The GEO Group, Inc.	551	9,554
The Macerich Co.	535	16,901
UDR, Inc.	1,260	61,085
UMH Properties, Inc.	142	1,999
Uniti Group, Inc.	783	6,080
Universal Health Realty Income Trust (SBI)	56	5,757
Urban Edge Properties	509	10,073
Urstadt Biddle Properties, Inc. Class A	107	2,536
Ventas, Inc.	1,701	124,224
VEREIT, Inc.	4,661	45,585
VICI Properties, Inc.	1,813	41,064
Vornado Realty Trust	838	53,355
Washington Prime Group, Inc.	739	3,059
Washington REIT (SBI)	346	9,467
Weingarten Realty Investors (SBI)	719	20,944
Welltower, Inc.	1,771	160,541
Weyerhaeuser Co.	3,577	99,083
Whitestone REIT Class B	153	2,105
WP Carey, Inc.	764	68,378
Xenia Hotels & Resorts, Inc.	495	10,454
		5,678,443
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	44	890
CBRE Group, Inc. (a)	1,517	80,416
Colony NorthStar Credit Real Estate, Inc.	422	6,102
eXp World Holdings, Inc. (a)(b)	136	1,140
Howard Hughes Corp. (a)	191	24,754
Jones Lang LaSalle, Inc.	221	30,732
Kennedy-Wilson Holdings, Inc.	634	13,897
Marcus & Millichap, Inc. (a)	109	3,868
Newmark Group, Inc.	637	5,771
RE/MAX Holdings, Inc.	66	2,123
Realogy Holdings Corp. (b)	471	3,146
Redfin Corp. (a)(b)	337	5,675
Retail Value, Inc.	68	2,519
Tejon Ranch Co. (a)	77	1,307
The St. Joe Co. (a)(b)	263	4,505
		186,845

TOTAL REAL ESTATE		5,865,288

UTILITIES - 3.4%
Electric Utilities - 2.0%
Allete, Inc.	240	20,978
Alliant Energy Corp.	1,114	60,078
American Electric Power Co., Inc.	2,343	219,516
Duke Energy Corp.	3,388	324,774
Edison International	1,538	115,996
El Paso Electric Co.	184	12,343
Entergy Corp.	849	99,639
Evergy, Inc.	1,227	81,669
Eversource Energy	1,487	127,094
Exelon Corp.	4,611	222,757
FirstEnergy Corp.	2,309	111,363
Hawaiian Electric Industries, Inc.	535	24,401
IDACORP, Inc.	274	30,872
MGE Energy, Inc.	167	13,338
NextEra Energy, Inc.	2,278	530,751
OGE Energy Corp.	997	45,244
Otter Tail Corp.	223	11,986
Pinnacle West Capital Corp.	532	51,641
PNM Resources, Inc.	414	21,561
Portland General Electric Co.	400	22,548
PPL Corp.	3,437	108,231
Southern Co.	4,901	302,735
Spark Energy, Inc. Class A,	59	622
Vistra Energy Corp.	1,858	49,664
Xcel Energy, Inc.	2,419	156,969
		2,766,770
Gas Utilities - 0.2%
Atmos Energy Corp.	549	62,526
Chesapeake Utilities Corp.	74	7,054
National Fuel Gas Co. (b)	446	20,926
New Jersey Resources Corp.	422	19,083
Northwest Natural Holding Co.	125	8,918
ONE Gas, Inc.	248	23,835
South Jersey Industries, Inc. (b)	471	15,501
Southwest Gas Holdings, Inc.	251	22,851
Spire, Inc. (b)	239	20,850
UGI Corp.	822	41,322
		242,866
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A (a)	86	280
NRG Energy, Inc.	1,398	55,361
NRG Yield, Inc.:
Class A	224	3,884
Class C (b)	256	4,672
Ormat Technologies, Inc.	251	18,647
Pattern Energy Group, Inc.	411	11,068
Terraform Power, Inc.	355	6,470
The AES Corp.	3,167	51,749
		152,131
Multi-Utilities - 1.0%
Ameren Corp.	1,161	92,938
Avangrid, Inc. (b)	263	13,742
Avista Corp.	331	16,034
Black Hills Corp.	280	21,484
CenterPoint Energy, Inc.	2,372	71,587
CMS Energy Corp.	1,349	86,269
Consolidated Edison, Inc.	1,472	139,060
Dominion Energy, Inc.	3,633	294,418
DTE Energy Co.	868	115,409
MDU Resources Group, Inc.	968	27,288
NiSource, Inc.	1,723	51,552
NorthWestern Energy Corp.	238	17,862
Public Service Enterprise Group, Inc.	2,385	148,061
Sempra Energy	1,303	192,336
Unitil Corp.	62	3,933
WEC Energy Group, Inc.	1,507	143,316
		1,435,289
Water Utilities - 0.1%
American States Water Co.	191	17,163
American Water Works Co., Inc.	862	107,086
Aqua America, Inc.	854	38,285
AquaVenture Holdings Ltd. (a)	51	991
California Water Service Group	252	13,338
Connecticut Water Service, Inc.	52	3,643
Middlesex Water Co.	74	4,807
Select Energy Services, Inc. Class A (a)	231	2,000
SJW Corp.	96	6,556
		193,869

TOTAL UTILITIES		4,790,925

TOTAL COMMON STOCKS
(Cost $133,614,042)		140,385,850
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20
(Cost $99,388)	100,000	99,387
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund 1.96% (e)	926,795	$926,980
Fidelity Securities Lending Cash Central Fund 1.96% (e)(f)	5,156,248	5,156,764
TOTAL MONEY MARKET FUNDS
(Cost $6,083,744)		6,083,744
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $139,797,174)		146,568,981
NET OTHER ASSETS (LIABILITIES) - (3.4)%(g)		(4,849,208)
NET ASSETS - 100%		$141,719,773

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	Dec. 2019	$152,500	$(407)	$(407)
CME E-mini S&P 500 Index Contracts (United States)	7	Dec. 2019	1,042,475	(3,637)	(3,637)
TOTAL FUTURES CONTRACTS					$(4,044)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,050 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $50,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,819
Fidelity Securities Lending Cash Central Fund	6,936
Total	$45,755

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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